                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5030
                                                     --------

                            Columbia Funds Trust V
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Russell Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-617-772-3363
                                                          -------------------

                  Date of fiscal year end: March 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Stockholders



                                 COLUMBIA INDEX
                                     FUNDS

                               SEMIANNUAL REPORT
                               SEPTEMBER 30, 2003


                                 [PHOTO OF MAN]


                             WE ARE COLUMBIA FUNDS!

        INSIDE -- Management's discussion of the changes effective as of
                               October 13, 2003.

PRESIDENT'S MESSAGE

[JOSEPH R. PALOMBO PHOTO]

Dear Shareholder:

     As you know, your fund has long been associated with a larger investment management organization owned and operated by FleetBoston Financial Corp. In 2001, the asset management division of FleetBoston was named Columbia Management Group (CMG). Earlier this year, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc.

     On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. We have also modified certain fund names that existed under both the Liberty and Columbia brands. Here are the new names:

FORMER NAME                        NEW NAME
-----------                        --------
Liberty Large Company Index Fund   Columbia Large Company Index Fund
Liberty Small Company Index Fund   Columbia Small Company Index Fund
Liberty U.S. Treasury Index Fund   Columbia U.S. Treasury Index Fund

     A complete list of new fund names and other information related to these changes are available online at www.columbiafunds.com, our new website address.

A CONSOLIDATED IDENTITY
     The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

     What has not changed is our commitment to our shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you achieve your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

     In the report that follows, the portfolio managers of each fund talk in depth about investment strategies and other factors that affected fund performance during the period. We encourage you to read the report carefully.

     As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ JOSEPH R. PALOMBO

Joseph R. Palombo
President


                                                                   -----------------------------------
                                                                                    May Loss Value
                                                                     Not FDIC   ---------------------
                                                                     Insured      No Bank Guarantee
                                                                   -----------------------------------

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

MARKET OVERVIEW

COLUMBIA INDEX FUNDS

      During the past six months, healthy consumer spending and a pick-up in business activity propelled the US economy forward. The mood of the country shifted quickly as the major conflicts of the war in Iraq came to a close. Consumer confidence rose. Gross domestic product for the second quarter of 2003 was reported at 3.3%, having twice been revised upward. Expectations for the third quarter of 2003 ran even higher.

      Stock prices moved sharply higher during the period. For the six-month period covered by this report, the S&P 500, a broad measure of performance for the stock of large US companies, returned 18.45%. The S&P Small Cap 600 Index, which measures the performance of the stock of small companies, gained 28.35%.

      Bonds eked out modest gains, but their positive returns masked extraordinary volatility. The Lehman Brothers Aggregate Bond Index returned 2.35% for the six-month period. As interest rates rose sharply, US Treasuries suffered substantial losses. High yield bonds were the period's strongest performers as investors demonstrated a renewed enthusiasm for risk.

AN ECONOMY ON THE MOVE

      The US economy reported solid growth as calendar year 2003 wore on, helped by an agreeable Fed and yet another short-term interest rate cut in June--to 1.0%, the lowest in 45 years. Consumers continued to spend on homes, autos and retail goods. Housing starts jumped to a 17-year high in August. Retailers benefited as consumers spent the tax rebates and heftier paychecks generated by an accelerated tax cut.

      Manufacturing activity see-sawed, but the trend at the end of the period was generally favorable. Data from the Institute for Supply Management showed that manufacturing activity had fallen to its lowest level in 15 months as factory operating capacity fell to 72% in the spring. But manufacturing turned around and staged a stunning recovery during the summer months, led by output of technology-related products. By the end of the period, businesses were buying new equipment again, companies were rebuilding inventories and rising demand for capital goods suggested that capacity utilization was making steady, if not spectacular, gains.

      Only the jobs market failed to show any encouragement during the period. The jobless rate climbed to 6.4% before settling back to 6.1% during the period. However, there was little comfort in the decline as the drop was attributed to an increase in the number of people leaving the labor force. In fact, employers continued to cut jobs into the last month of the period. But if demand for capital goods is indeed improving, if the economy is growing at a pace of 3.0% or higher and if companies are reporting better earnings, there is hope that an improvement in the job market will not be far behind.

A SPECULATOR'S STOCK MARKET

      Virtually every segment of the US stock market participated in the rally that brought stock prices up sharply for the six-month period. However, the riskiest sectors and the lowest quality stocks gained the most ground. No doubt investors reasoned that in a stronger economy, the most downtrodden had the greatest rebound potential. Technology was the leading sector in the stock market. Growth stocks outperformed value, and small and mid-cap stocks outdid large-caps.

A VOLATILE BOND MARKET

      After leading the market for three years, bonds took a back seat to stocks during the period. Once the stock market rallied in the spring, interest rates began to move higher and the Treasury market lost ground. Mortgage bonds eked out modest gains as a new wave of refinancing activity swept over the sector in the spring. Municipal bonds weakened as state budgets came under pressure during the period. The high yield bond market was the stand-out. A stronger economy and a general trend toward balance sheet improvement helped high yield bonds to achieve attractive gains.

Performance Information - Columbia Large Company Index Fund

PERFORMANCE OF A $10,000 INVESTMENT 10/1/93-9/30/03

               WITHOUT SALES       WITH SALES
                 CHARGE ($)        CHARGE ($)
------------------------------------------------
Class A            25,209            23,765
------------------------------------------------
Class B            25,019            25,019
------------------------------------------------
Class C            25,071            25,071
------------------------------------------------
Class Z            25,251           n/a
------------------------------------------------



[PERFORMANCE CHART]

                                CLASS A SHARES WITH SALES   CLASS A SHARES WITHOUT SALES
                                         CHARGE                        CHARGE                  S&P 500 INDEX
                                -------------------------   ----------------------------       -------------
10/1/93                                 9425.00                      10000.00                    10000.00
                                        9615.39                      10202.00                    10207.00
                                        9520.19                      10101.00                    10110.03
                                        9630.63                      10218.17                    10232.36
                                        9951.33                      10558.44                    10580.27
                                        9675.68                      10265.97                    10292.48
                                        9254.78                       9819.40                     9843.73
                                        9370.47                       9942.14                     9969.73
                                        9525.08                      10106.19                    10133.23
                                        9292.67                       9859.60                     9884.97
                                        9590.96                      10176.09                    10209.20
                                        9980.36                      10589.24                    10627.77
                                        9734.84                      10328.74                    10367.39
                                        9956.79                      10564.24                    10600.66
                                        9578.44                      10162.80                    10214.79
                                        9723.07                      10316.25                    10365.97
                                        9965.17                      10573.13                    10634.45
                                       10348.83                      10980.20                    11049.20
                                       10649.99                      11299.72                    11375.15
                                       10960.96                      11629.67                    11709.58
                                       11393.92                      12089.04                    12177.96
                                       11654.84                      12365.88                    12460.49
                                       12041.78                      12776.43                    12874.18
                                       12069.48                      12805.81                    12906.36
                                       12572.78                      13339.82                    13451.01
                                       12531.29                      13295.80                    13402.59
                                       13083.92                      13882.14                    13990.96
                                       13329.90                      14143.12                    14260.99
                                       13777.78                      14618.33                    14745.86
                                       13903.16                      14751.36                    14883.00
                                       14036.63                      14892.97                    15025.87
                                       14233.14                      15101.48                    15246.75
                                       14590.39                      15480.52                    15640.12
                                       14653.13                      15547.09                    15699.55
                                       14009.86                      14864.57                    15005.63
                                       14290.06                      15161.86                    15322.25
                                       15087.44                      16007.89                    16184.89
                                       15514.42                      16460.92                    16631.60
                                       16668.69                      17685.61                    17888.95
                                       16335.31                      17331.90                    17534.74
                                       17351.37                      18409.94                    18630.67
                                       17488.45                      18555.38                    18775.98
                                       16748.69                      17770.49                    18004.29
                                       17750.26                      18833.16                    19079.15
                                       18817.05                      19965.04                    20241.07
                                       19658.17                      20857.47                    21147.87
                                       21203.30                      22496.87                    22831.24
                                       20020.16                      21241.55                    21552.69
                                       21101.25                      22388.59                    22733.78
                                       20398.57                      21643.05                    21974.47
                                       21334.87                      22636.47                    22991.89
                                       21695.43                      23019.02                    23387.35
                                       21927.57                      23265.32                    23646.95
                                       23497.58                      24931.12                    25351.89
                                       24672.46                      26177.68                    26649.91
                                       24926.59                      26447.31                    26919.07
                                       24492.87                      25987.13                    26456.06
                                       25467.68                      27021.41                    27530.18
                                       25182.44                      26718.77                    27238.36
                                       21548.62                      22863.25                    23299.69
                                       22916.95                      24315.07                    24793.20
                                       24780.10                      26291.89                    26808.89
                                       26271.86                      27874.66                    28433.51
                                       27785.12                      29480.24                    30071.28
                                       28946.54                      30712.51                    31328.26
                                       28046.30                      29757.35                    30353.95
                                       29151.33                      30929.79                    31568.11
                                       30264.91                      32111.31                    32789.79
                                       29538.55                      31340.64                    32015.96
                                       31166.13                      33067.51                    33792.84
                                       30187.51                      32029.19                    32738.50
                                       30021.48                      31853.03                    32578.09
                                       29183.88                      30964.33                    31685.45
                                       31016.63                      32908.89                    33691.13
                                       31624.55                      33553.90                    34375.06
                                       33477.75                      35520.16                    36399.76
                                       31777.08                      33715.74                    34572.49
                                       31154.25                      33054.91                    33919.07
                                       34166.87                      36251.32                    37236.35
                                       33186.28                      35210.91                    36115.54
                                       32496.00                      34478.52                    35375.17
                                       33298.65                      35330.14                    36248.94
                                       32819.15                      34821.38                    35683.45
                                       34853.94                      36980.31                    37899.40
                                       33013.65                      35027.75                    35898.31
                                       32875.00                      34880.63                    35747.53
                                       30258.15                      32104.13                    32930.63
                                       30433.64                      32290.34                    33091.99
                                       31483.60                      33404.35                    34266.75
                                       28621.74                      30367.90                    31141.63
                                       26801.40                      28436.50                    29167.25
                                       28857.07                      30617.58                    31433.54
                                       29038.87                      30810.47                    31644.15
                                       28324.51                      30052.53                    30875.19
                                       28032.77                      29742.99                    30572.62
                                       26269.51                      27872.16                    28658.77
                                       24157.44                      25631.24                    26343.14
                                       24614.02                      26115.67                    26846.30
                                       26487.14                      28103.07                    28905.41
                                       26706.99                      28336.32                    29159.78
                                       26317.06                      27922.61                    28734.04
                                       25811.78                      27386.50                    28179.48
                                       26774.56                      28408.02                    29239.02
                                       25141.31                      26675.13                    27467.14
                                       24947.72                      26469.73                    27263.88
                                       23168.95                      24582.44                    25322.69
                                       21428.96                      22736.30                    23350.06
                                       21563.96                      22879.54                    23501.83
                                       19222.12                      20394.82                    20947.18
                                       20904.05                      22179.36                    22790.53
                                       22118.58                      23467.99                    24132.90
                                       20815.79                      22085.72                    22716.30
                                       20274.58                      21511.49                    22121.13
                                       19968.44                      21186.67                    21789.31
                                       20146.15                      21375.23                    22000.67
                                       21782.02                      23110.90                    23813.52
                                       22895.08                      24291.87                    25068.50
                                       23172.11                      24585.80                    25389.37
                                       23575.31                      25013.59                    25836.23
                                       24018.52                      25483.85                    26340.03
9/30/03                                23765.00                      25209.00                    26052.00

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on October 1, 1993 and reinvestment of income and capital gains distributions. The Standard & Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks. Unlike mutual funds, an index is not an investment, does not incur fees and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in index.

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

SHARE CLASS                 A                               B                               C                        Z
INCEPTION                12/9/02                         12/9/02                         12/9/02                  10/1/90
-----------------------------------------------------------------------------------------------------------------------------
              WITHOUT SALES     WITH SALES    WITHOUT SALES     WITH SALES    WITHOUT SALES     WITH SALES     WITHOUT SALES
                  CHARGE          CHARGE          CHARGE          CHARGE          CHARGE          CHARGE          CHARGE
-----------------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)       17.91           11.11           17.54           12.54           17.50           16.50           18.04
-----------------------------------------------------------------------------------------------------------------------------
1-year             23.57           16.44           22.64           17.64           22.89           21.89           23.78
-----------------------------------------------------------------------------------------------------------------------------
5-year              0.73           -0.46            0.58            0.26            0.62            0.62            0.76
-----------------------------------------------------------------------------------------------------------------------------
10-year             9.69            9.04            9.60            9.60            9.63            9.63            9.71
-----------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-2%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding class C shares for one year, you may sell them at any time without paying a CDSC. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, B, and C share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class A,B and C shares would have been lower.

NET ASSET VALUE PER SHARE AS OF 9/30/03 ($)


Class A                                                                    24.10
Class B                                                                    23.92
Class C                                                                    23.97
Class Z                                                                    24.14

TOP 10 HOLDINGS
AS OF 09/30/03
(% OF NET ASSETS)

Microsoft                                                                    3.2
General Electric                                                             3.2
Wal-Mart Stores                                                              2.6
Exxon Mobil                                                                  2.6
Pfizer                                                                       2.5
Citigroup                                                                    2.5
Intel                                                                        1.9
International
Business
Machines                                                                     1.6
American
International
Group                                                                        1.6
Johnson &
Johnson                                                                      1.6

Portfolio holding breakdowns are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

Sector Breakdown as of 9/30/03(%)
[PIE CHART]

                       INFORMATION    HEALTH     CONSUMER-     CONSUMER-                               TELECOMMUNICATION
FINANCIALS             TECHNOLOGY      CARE       STAPLES    DISCRETIONARY   INDUSTRIALS    ENERGY         SERVICES
----------             -----------    ------     ---------   -------------   -----------    ------     -----------------
21.6                      17.20        13.50       8.50          13.60          10.50        5.60             3.40


FINANCIALS             UTILITIES   MATERIALS     OTHER
----------             ---------   ---------     -----
21.6                     2.90        2.70        0.50

Sector breakdowns are calculated as a percentage of net assets. Because the fund is actively managed there is no guarantee the fund will maintain these sector breakdowns in the future.

PORTFOLIO MANAGERS' REPORT

COLUMBIA LARGE COMPANY INDEX FUND

By Eric Remole and Michael Welhoelter, CFA
Portfolio Managers

      Columbia Large Company Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of large-capitalization stocks as represented by the S&P 500 Index. By investing in publicly traded US stocks according to their representation in the S&P 500 Index, the fund is also structured to deliver the same volatility and risk as the index.

      For the six-month period ended September 30, 2003, the S&P 500 Index had a total return of 18.45%. The class A shares of Columbia Large Company Index Fund had a total return of 17.91% without sales charge.

STRONG SECOND QUARTER RALLY

      A variety of positive developments helped extend a large-cap rally that started just before the reporting period began. Like the market as a whole, large-cap stocks benefited from easing political tensions overseas. Other positives included low interest rates, gathering momentum in the US economic recovery, better-than-expected improvements in corporate earnings and cuts in the taxes on dividends and capital gains.

      Most of the gains for large-cap stocks occurred in the second quarter of 2003, as growth in the gross domestic product and corporate earnings proved greater than many economists expected and the US war in Iraq began to wind down. Returns for the sector slowed somewhat in the third quarter, as job growth failed to strengthen with the rest of the economy. Sizable increases in the federal budget deficit and a sharp rise in interest rates also put new strains on the fragile recovery. Top-performing industries in the large-cap sector for the reporting period as a whole included information technology firms, followed by consumer discretionary and industrial companies.

      Around the globe, generally weak economic conditions during the period hurt many multi-national large-cap companies. As a result, large-cap stock returns, although relatively healthy, lagged the returns for smaller-cap stocks. Large-cap stocks also suffered from valuations that appeared less attractive than those of their small-cap counterparts.

BENEFITING FROM A WEAKER DOLLAR

      Later in the period, the stocks of larger companies benefited from declines in the value of the US dollar versus foreign currencies. As long as the dollar does not weaken too much, we expect US firms may find it easier to sell their products and services to customers overseas. This, in turn, should continue to boost the profits and stock prices of larger companies. In months to come, we expect stocks as a whole to benefit as better job growth and improving sentiment among consumers and businesses help to strengthen the economic recovery. Further improvements in productivity could also strengthen corporate profits and provide support for higher stock prices.

Eric Remole and Michael Welhoelter became portfolio managers of the Columbia Large Company Index Fund in January 2003. Eric, who is managing director and head of the structured equity group, has managed structured core equity portfolios since 1984. Michael, who is senior portfolio manager in the structured equity group, has managed equity portfolios since 1993.

 The fund is subject to indexing risk; because the fund is designed to track its index, your investment will decline in value when its index declines. Because the fund will not hold all the issues included in its index, it may not always be fully invested, and transaction costs and expenses may cause the fund's performance to fail to match the performance of its index, after taking expenses into account. Security prices in a market, sector or industry may fall, reducing the value of your investment.

Performance Information - Columbia Small Company Index Fund

PERFORMANCE OF A $10,000 INVESTMENT 10/1/93-9/30/03

               WITHOUT SALES       WITH SALES
                 CHARGE ($)        CHARGE ($)
------------------------------------------------
Class A            25,139            23,689
------------------------------------------------
Class B            24,960            24,960
------------------------------------------------
Class C            24,975            24,975
------------------------------------------------
Class Z            25,173           n/a
------------------------------------------------



[PERFORMANCE CHART]

                     CLASS A SHARES WITH SALES   CLASS A SHARES WITHOUT SALES
                              CHARGE                        CHARGE               S&P SMALL CAP 600 INDEX
                     -------------------------   ----------------------------    -----------------------
10/1/93                       9425.00                     10000.00                      10000.00
                              9460.82                     10038.00                      10192.00
                              9152.39                      9710.76                       9827.13
                              9487.37                     10066.18                      10182.87
                              9727.40                     10320.85                      10423.18
                              9586.35                     10171.20                      10392.96
                              9136.75                      9694.17                       9646.74
                              9215.33                      9777.54                       9791.44
                              9147.14                      9705.18                       9597.57
                              8823.33                      9361.62                       9240.54
                              9037.73                      9589.11                       9355.13
                              9507.70                     10087.74                       9992.21
                              9371.74                      9943.49                       9940.25
                              9397.98                      9971.33                       9840.85
                              9042.73                      9594.41                       9464.93
                              9139.49                      9697.07                       9694.93
                              9211.69                      9773.68                       9558.23
                              9646.48                     10235.00                       9952.03
                              9830.73                     10430.49                      10154.05
                              9992.94                     10602.59                      10381.50
                             10238.77                     10863.41                      10543.45
                             10668.79                     11319.68                      11122.29
                             11271.58                     11959.24                      11973.15
                             11517.30                     12219.95                      12232.96
                             11819.05                     12540.11                      12544.90
                             11568.49                     12274.26                      11925.18
                             12076.35                     12813.10                      12397.42
                             12168.13                     12910.48                      12601.98
                             12340.92                     13093.81                      12629.70
                             12722.25                     13498.41                      13042.70
                             12866.01                     13650.94                      13321.81
                             13288.02                     14098.69                      14086.48
                             13617.56                     14448.34                      14586.55
                             13241.71                     14049.56                      14014.76
                             12433.97                     13192.54                      13050.54
                             13109.13                     13908.90                      13858.37
                             13738.37                     14576.52                      14466.75
                             13709.52                     14545.91                      14366.93
                             14482.74                     15366.30                      15112.58
                             14562.39                     15450.82                      15289.39
                             14986.16                     15900.43                      15543.20
                             14836.30                     15741.43                      15221.45
                             14101.90                     14962.23                      14440.59
                             14375.48                     15252.50                      14616.77
                             15627.58                     16580.99                      16332.78
                             16026.09                     17003.80                      17054.69
                             17042.14                     18081.85                      18127.43
                             17422.18                     18485.07                      18584.24
                             18573.79                     19706.93                      19812.65
                             17795.54                     18881.21                      18956.75
                             17658.52                     18735.83                      18818.36
                             17994.03                     19091.81                      19198.49
                             17608.96                     18683.24                      18824.12
                             19193.76                     20364.74                      20539.00
                             19913.53                     21128.41                      21323.59
                             20048.94                     21272.09                      21449.40
                             19012.41                     20172.32                      20314.73
                             19040.93                     20202.58                      20373.64
                             17609.05                     18683.34                      18815.06
                             14198.18                     15064.38                      15183.75
                             15062.85                     15981.80                      16113.00
                             15764.78                     16726.55                      16860.64
                             16639.72                     17654.88                      17809.89
                             17679.70                     18758.31                      18947.95
                             17446.33                     18510.70                      18709.20
                             15883.14                     16852.14                      17023.50
                             16094.39                     17076.27                      17243.11
                             17140.52                     18186.23                      18382.88
                             17500.47                     18568.14                      18829.58
                             18473.50                     19600.53                      19900.98
                             18294.31                     19410.40                      19725.85
                             17480.21                     18546.64                      18857.92
                             17511.67                     18580.03                      18937.12
                             17501.17                     18568.88                      18889.78
                             18220.46                     19332.06                      19679.37
                             19743.70                     20948.22                      21297.01
                             19145.46                     20313.49                      20636.81
                             21747.33                     23074.09                      23400.07
                             21007.92                     22289.57                      22534.27
                             20608.77                     21866.07                      22148.94
                             19928.68                     21144.49                      21493.33
                             21182.20                     22474.48                      22763.58
                             20642.05                     21901.38                      22205.87
                             22493.64                     23865.93                      24173.31
                             21848.07                     23180.98                      23515.80
                             21942.02                     23280.66                      23663.95
                             19620.55                     20817.56                      21200.53
                             21908.31                     23244.89                      23812.44
                             22870.09                     24265.34                      24833.99
                             21516.18                     22828.83                      23319.12
                             20513.52                     21765.01                      22248.77
                             22097.17                     23445.27                      23944.13
                             22517.01                     23890.73                      24401.46
                             23289.35                     24710.18                      25294.55
                             22870.14                     24265.40                      24872.13
                             22341.84                     23704.87                      24305.05
                             19307.82                     20485.75                      21019.01
                             20336.92                     21577.64                      22139.32
                             21799.15                     23129.07                      23759.92
                             23266.23                     24685.66                      25368.47
                             23466.32                     24897.95                      25589.17
                             23079.13                     24487.14                      25149.04
                             24886.22                     26404.48                      27135.81
                             25560.64                     27120.04                      27903.75
                             24484.54                     25978.29                      26748.54
                             23208.89                     24624.82                      25365.64
                             19968.93                     21187.19                      21784.01
                             20112.71                     21339.74                      21990.96
                             18837.56                     19986.80                      20645.11
                             19453.55                     20640.37                      21305.76
                             20428.17                     21674.45                      22415.79
                             19705.01                     20907.18                      21658.13
                             19015.34                     20175.43                      20913.09
                             18399.24                     19521.74                      20243.87
                             18531.72                     19662.30                      20403.80
                             20029.08                     21251.01                      22060.59
                             21629.40                     22948.97                      23838.67
                             22172.30                     23524.99                      24458.48
                             23303.09                     24724.76                      25730.32
                             24419.31                     25909.08                      26983.39
9/30/03                      23689.00                     25139.00                      26187.00

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on October 1, 1993, and reinvestment of income and capital gains distributions. The Standard & Poor's (S&P) SmallCap 600 Index is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and Nasdaq. The S&P SmallCap 600 Index is heavily weighted with the stocks of small companies. Unlike mutual funds, an index is not an investment, does not incur fees and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index.

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

SHARE CLASS                 A                               B                               C                        Z
INCEPTION                11/25/02                        11/25/02                        11/25/02                 10/1/90
-----------------------------------------------------------------------------------------------------------------------------
              WITHOUT SALES     WITH SALES    WITHOUT SALES     WITH SALES    WITHOUT SALES     WITH SALES     WITHOUT SALES
                  CHARGE          CHARGE          CHARGE          CHARGE          CHARGE          CHARGE          CHARGE
-----------------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)       27.87           20.52           27.30           22.30           27.18           26.18           27.93
-----------------------------------------------------------------------------------------------------------------------------
1-year             25.79           18.57           24.89           19.89           24.97           23.97           25.96
-----------------------------------------------------------------------------------------------------------------------------
5-year              9.49            8.19            9.33            9.05            9.34            9.34            9.52
-----------------------------------------------------------------------------------------------------------------------------
10-year             9.66            9.01            9.58            9.58            9.58            9.58            9.67
-----------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-2%, fifth year-2%, sixth year-1%, thereafter- 0%, and the class C CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding class C shares for one year, you may sell them at any time without paying a CDSC. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, B, and C share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class A, B and C shares would have been lower.

NET ASSET VALUE PER SHARE AS OF 9/30/03 ($)


Class A                                                                    16.15
Class B                                                                    16.04
Class C                                                                    16.05
Class Z                                                                    16.17

TOP 10 HOLDINGS
AS OF 09/30/03
(% OF NET ASSETS)

NVR                                                                          0.9
Harman International Industries                                              0.8
Cephalon                                                                     0.7
Mid Atlantic Medical Services                                                0.6
Zebra Technologies                                                           0.6
Newfield Exploration                                                         0.6
ITT Educational Services                                                     0.6
Alliant Techsystems                                                          0.5
Performance Food Group                                                       0.5
Ryland Group                                                                 0.5

Portfolio holding breakdowns are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

Sector Breakdown as of 9/30/03(%)
[PIE CHART]

                       INFORMATION    HEALTH     CONSUMER-     CONSUMER-
FINANCIALS             TECHNOLOGY      CARE       STAPLES    DISCRETIONARY   INDUSTRIALS    ENERGY     TELECOMMUNICATION
----------             -----------    ------     ---------   -------------   -----------    ------     -----------------
13.8                      17.20        13.40       3.40          19.50          18.10        5.10             0.40


FINANCIALS             UTILITIES   MATERIALS     OTHER
----------             ---------   ---------     -----
13.8                     3.90        4.40        0.80

Sector breakdowns are calculated as a percentage of net assets. Because the fund is actively managed there is no guarantee the fund will maintain these sector breakdowns in the future.

PORTFOLIO MANAGERS' REPORT

COLUMBIA SMALL COMPANY INDEX FUND

By Eric Remole and Michael Welhoelter, CFA
Portfolio Managers

      Columbia Small Company Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of smaller-capitalization stocks as represented by the S&P SmallCap 600 Index. By investing in smaller-capitalization stocks according to their representation in the S&P SmallCap 600 Index, the fund is also structured to deliver the same volatility and risk as the index.

      For the six-month period ended September 30, 2003, the S&P SmallCap 600 Index had a total return of 28.35%. Over the same time the class A shares of Columbia Small Company Index Fund returned 27.87% without sales charge.

SMALL-CAP STOCKS ROSE AS THE ECONOMY STRENGTHENED

      Stocks of firms with smaller market capitalizations rose strongly throughout the reporting period. Building on a rally that began as the United States completed its primary assault against Iraq in March of 2003, the prices for small-cap stocks gathered momentum in the second quarter. Typically top performers in the first stages of a recovery, small-cap stocks were particularly sensitive to unexpectedly healthy improvements in both the gross domestic product and corporate earnings. Investors tend to favor the small-cap sector when confidence in the domestic economy is rising, in the belief that smaller companies can respond more quickly as new business opportunities arise.

      The small-cap sector also benefited from cuts in capital gains taxes, as well as cuts in interest rates, which are particularly helpful to young companies in need of investment capital. A decline in interest rates also helped stocks of smaller companies that were already burdened with debt. Of further benefit were exceptional gains in the telecommunications services sector, where small-cap stocks are heavily represented.

      Prices for the stocks of small companies continued to climb in the third quarter even though a poor job market, rising interest rates and a ballooning federal budget deficit dampened economic expectations. The small-cap sector continued to benefit from its reputation for superior performance at the start of a recovery. Prices were still attractive versus those for stocks of larger companies, providing further fuel for the small-cap rally. Top-performing industries for small-cap stocks during the reporting period as a whole included consumer discretionary companies, followed by information technology firms.

Eric Remole and Michael Welhoelter became portfolio managers of the Columbia Small Company Index Fund in January 2003. Eric, who is managing director and head of the structured equity group, has managed structured core equity portfolios since 1984. Michael, who is senior portfolio manager in the structured equity group, has managed equity portfolios since 1993.

 The fund is subject to indexing risk; because the fund is designed to track its index, your investment will decline in value when its index declines. Because the fund will not hold all the issues included in its index, it may not always be fully invested, and transaction costs and expenses may cause the fund's performance to fail to match the performance of its index, after taking expenses into account. Security prices in a market, sector or industry may fall, reducing the value of your investment.

 Investing in small-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Performance Information - Columbia U.S. Treasury Index Fund

PERFORMANCE OF A $10,000 INVESTMENT 10/1/93-9/30/03

               WITHOUT SALES       WITH SALES
                 CHARGE ($)        CHARGE ($)
------------------------------------------------
Class A            18,389            17,512
------------------------------------------------
Class B            18,275            18,275
------------------------------------------------
Class C            18,298            18,298
------------------------------------------------
Class Z            18,427           n/a
------------------------------------------------



[PERFORMANCE CHART]

                            CLASS A SHARES WITH SALES     CLASS A SHARES WITHOUT SALES         CITIGROUP BOND U.S. TREASURY
                                      CHARGE                          CHARGE                               INDEX
                            -------------------------     ----------------------------         ----------------------------
10/1/93                               9525.00                         10000.00                            10000.00
                                      9548.81                         10025.00                            10025.00
                                      9439.00                          9909.71                             9914.73
                                      9470.15                          9942.41                             9959.34
                                      9597.05                         10075.64                            10095.78
                                      9390.71                          9859.02                             9885.79
                                      9192.57                          9650.99                             9657.43
                                      9099.72                          9553.52                             9584.03
                                      9090.62                          9543.96                             9576.37
                                      9067.90                          9520.10                             9558.17
                                      9229.31                          9689.56                             9722.57
                                      9227.46                          9687.62                             9726.46
                                      9092.74                          9546.18                             9592.24
                                      9088.19                          9541.41                             9583.60
                                      9064.56                          9516.60                             9560.60
                                      9118.05                          9572.75                             9624.66
                                      9283.99                          9746.97                             9812.34
                                      9484.53                          9957.51                            10016.44
                                      9538.59                         10014.27                            10075.53
                                      9658.78                         10140.45                            10204.50
                                     10052.85                         10554.18                            10619.82
                                     10125.23                         10630.17                            10700.53
                                     10082.71                         10585.52                            10664.15
                                     10206.73                         10715.72                            10783.59
                                     10299.61                         10813.24                            10880.64
                                     10454.10                         10975.43                            11050.38
                                     10618.23                         11147.75                            11229.40
                                     10764.76                         11301.59                            11385.48
                                     10830.43                         11370.53                            11459.49
                                     10608.40                         11137.43                            11232.59
                                     10501.26                         11024.94                            11132.62
                                     10422.50                         10942.26                            11045.79
                                     10406.87                         10925.84                            11043.58
                                     10534.87                         11060.23                            11180.52
                                     10560.15                         11086.78                            11205.12
                                     10532.70                         11057.95                            11182.71
                                     10703.33                         11237.09                            11366.10
                                     10930.24                         11475.31                            11621.84
                                     11124.80                         11679.58                            11815.92
                                     11001.31                         11549.93                            11695.40
                                     11005.71                         11554.55                            11712.95
                                     11025.52                         11575.35                            11718.80
                                     10910.86                         11454.97                            11601.61
                                     11054.88                         11606.17                            11761.72
                                     11146.63                         11702.50                            11865.22
                                     11259.22                         11820.69                            11998.11
                                     11584.61                         12162.32                            12342.46
                                     11466.44                         12038.26                            12215.33
                                     11637.29                         12217.63                            12402.22
                                     11832.80                         12422.89                            12618.02
                                     11902.61                         12496.18                            12683.64
                                     12020.45                         12619.89                            12819.35
                                     12195.95                         12804.15                            13016.77
                                     12160.58                         12767.01                            12975.11
                                     12188.55                         12796.38                            13014.04
                                     12237.30                         12847.56                            13071.30
                                     12369.47                         12986.32                            13204.63
                                     12500.58                         13123.97                            13357.80
                                     12515.58                         13139.72                            13379.17
                                     12849.75                         13490.55                            13739.07
                                     13196.69                         13854.79                            14122.39
                                     13163.70                         13820.16                            14074.38
                                     13153.17                         13809.10                            14075.79
                                     13193.94                         13851.91                            14102.53
                                     13245.40                         13905.93                            14188.56
                                     12912.94                         13556.89                            13829.59
                                     12964.59                         13611.12                            13884.90
                                     12989.23                         13636.98                            13915.45
                                     12867.13                         13508.79                            13791.60
                                     12816.95                         13456.11                            13757.12
                                     12818.23                         13457.46                            13746.12
                                     12806.69                         13445.34                            13748.87
                                     12906.58                         13550.22                            13856.11
                                     12920.78                         13565.12                            13872.74
                                     12894.94                         13537.99                            13846.38
                                     12816.28                         13455.41                            13757.76
                                     12830.38                         13470.21                            13790.78
                                     13022.83                         13672.27                            13997.64
                                     13274.17                         13936.14                            14274.79
                                     13248.95                         13909.66                            14231.97
                                     13239.68                         13899.93                            14253.32
                                     13464.75                         14136.22                            14494.20
                                     13599.40                         14277.59                            14642.04
                                     13802.03                         14490.32                            14855.81
                                     13815.83                         14504.81                            14869.18
                                     13940.18                         14635.36                            15013.41
                                     14225.95                         14935.38                            15319.69
                                     14500.51                         15223.63                            15612.29
                                     14597.66                         15325.63                            15734.07
                                     14771.38                         15508.01                            15926.03
                                     14815.69                         15554.53                            15978.58
                                     14634.94                         15364.77                            15782.05
                                     14678.84                         15410.86                            15835.70
                                     14747.83                         15483.29                            15918.05
                                     15115.06                         15868.82                            16312.82
                                     15299.46                         16062.42                            16523.25
                                     15551.90                         16327.45                            16789.28
                                     15979.58                         16776.46                            17245.95
                                     15573.70                         16350.34                            16826.87
                                     15413.29                         16181.93                            16665.33
                                     15511.93                         16285.49                            16773.66
                                     15648.44                         16428.81                            16929.65
                                     15265.05                         16026.29                            16516.57
                                     15640.57                         16420.55                            16921.22
                                     15725.03                         16509.22                            17019.37
                                     15924.74                         16718.88                            17259.34
                                     16305.34                         17118.47                            17664.93
                                     16639.60                         17469.39                            18037.66
                                     17078.88                         17930.59                            18522.88
                                     16889.31                         17731.56                            18311.72
                                     16706.90                         17540.06                            18137.76
                                     17122.91                         17976.80                            18603.90
                                     17068.11                         17919.28                            18544.36
                                     17358.27                         18223.91                            18865.18
                                     17262.80                         18123.67                            18785.95
                                     17352.57                         18217.92                            18874.24
                                     17836.70                         18726.19                            19423.48
                                     17718.98                         18602.60                            19301.11
                                     16934.03                         17778.51                            18455.72
                                     17015.31                         17863.85                            18564.61
09/30/03                             17512.00                         18389.00                            19122.00

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on October 1, 1993 and reinvestment of income and capital gains distributions. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding. Unlike mutual funds, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index.

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

SHARE CLASS                 A                               B                               C                        Z
INCEPTION                11/25/02                        11/25/02                        11/25/02                 6/4/91
-----------------------------------------------------------------------------------------------------------------------------
              WITHOUT SALES     WITH SALES    WITHOUT SALES     WITH SALES    WITHOUT SALES     WITH SALES     WITHOUT SALES
                  CHARGE          CHARGE          CHARGE          CHARGE          CHARGE          CHARGE          CHARGE
-----------------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)        1.47           -3.34            1.09           -3.87            1.17            0.17            1.50
-----------------------------------------------------------------------------------------------------------------------------
1-year              2.56           -2.34            1.93           -2.99            2.05            1.07            2.78
-----------------------------------------------------------------------------------------------------------------------------
5-year              5.82            4.80            5.69            5.37            5.72            5.72            5.87
-----------------------------------------------------------------------------------------------------------------------------
10-year             6.28            5.76            6.21            6.21            6.23            6.23            6.30
-----------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding class C shares for one year, you may sell them at any time without paying a CDSC. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, B, and C share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class A, B and C shares would have been lower.

NET ASSET VALUE PER SHARE AS OF 9/30/03 ($)


Class A                                                                    11.16
Class B                                                                    11.16
Class C                                                                    11.16
Class Z                                                                    11.16


DISTRIBUTIONS DECLARED PER SHARE
4/1/03-9/30/03 ($)


Class A                                                                     0.25
Class B                                                                     0.21
Class C                                                                     0.22
Class Z                                                                     0.27

MATURITY BREAKDOWN AS OF 9/30/03 ($)

 0 - 1 Year                                                                  0.9
 1 - 3 Years                                                                33.5
 3 - 5 Years                                                                16.1
 5 - 7 Years                                                                 9.1
 7 - 10 Years                                                               10.6
10 - 15 Years                                                                5.9
15 - 20 Years                                                               11.8
20 - 30 Years                                                               12.1


SEC YIELDS AS OF 9/30/03 (%)

Class A                                                                     2.34
Class B                                                                     1.74
Class C                                                                     1.89
Class Z                                                                     2.74

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 1.74% for class C shares.

Asset Allocation as of 9/30/03(%)
[PIE CHART]

GOVERNMENT ISSUES                                                       NET CASH & EQUIVALENTS
-----------------                                                       ----------------------
98.2                                                                             1.80

Asset allocations are calculated as a percentage of net assets.

PORTFOLIO MANAGER'S REPORT

COLUMBIA U.S. TREASURY INDEX FUND
By David Lindsay, CFA
Portfolio Manager

      Columbia U.S. Treasury Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of notes and bonds represented in the Citigroup U.S. Treasury Index, an unmanaged index of US Treasury securities. The fund attempts to meet this objective by investing in US Treasury notes and bonds according to their representation in the Citigroup Index.

      For the six-month period ended September 30, 2003, the Citigroup Bond U.S. Treasury Index posted a total return of 1.78%. The class Z shares of Columbia U.S. Treasury Index Fund returned 1.50% and the class A shares returned 1.47% after expenses but without sales charge. This performance represents a correlation coefficient of 99.99%. The correlation coefficient measures the degree to which the fund's performance moved in line with its target index during the reporting period.

RATES SEESAWED DURING THE PERIOD

      Although interest rates did not change significantly from the beginning of the six-month period to the end, the interim months were quite volatile. Early in the period, Treasury securities rallied strongly, amid signs of a weaker-than-expected economy. In June, the Federal Reserve Board (the Fed) decided to stimulate the economy by lowering the fed funds rate by one-quarter of a percentage point to 1.00%--a 45-year low. (The fed funds rate is the overnight rate at which banks lend each other money.) In lowering this key rate, the Fed also cited deflation as a potential problem. The prospect of deflation would tend to benefit US Treasury securities, because their purchasing power goes up without any credit risk.

      During July the Treasury market began to fall sharply. The Fed steered away from any extremely aggressive measures against deflation. And, new figures from the Congressional Budget Office showed that the federal deficit would be considerably larger than investors had thought. By early September, yields throughout the Treasury market were a full percentage point higher than their levels in June. However, Treasuries rallied over the remainder of September, and interest rates ended the month close to where they had been on March 31: short-term interest rates were slightly lower, while long-term rates were slightly higher.

      Despite these interest-rate fluctuations, fixed income investors were in general more willing to take on risk than they had been in 2002. Treasury bonds, which outperformed corporate bonds in 2001 and 2002, lagged somewhat in 2003. For the six months as a whole, returns from Treasuries were about three percentage points lower than those of corporate bonds.

AN EVOLVING TREASURY MARKETPLACE

      Two distinct trends have been reshaping the market for Treasury securities. One is that maturities are getting shorter. Because the US Treasury no longer issues 30-year bonds, new issues have been concentrated in shorter maturities. As a result, the average maturity of the portfolio is now 8 1/2 years, down from 8 3/4 years at the beginning of the period.

      In addition, coupon rates have been coming down. Whereas rates of 5-6% were common on new issues just a couple of years ago, recently it has been rare to see a coupon above 4%. At the end of the period, the average coupon rate in the portfolio was 5.2%, down from 5.6% in March of 2003 and 6.2% in March of 2002.

David Lindsay has managed the Columbia U.S. Treasury Index Fund since July 1994. He has managed fixed-income portfolios for Columbia Management Advisors, Inc., and its predecessors, since 1986.

 The value of the fund may be affected by interest rate changes and the creditworthiness of issuers held in the fund. The fund is subject to indexing risk; because the fund is designed to track its index, your investment will decline in value when its index declines. Because the fund will not hold all the issues included in its index, it may not always be fully invested, and transactions costs and expenses may cause the fund's performance to fail to match the performance of its index, after taking expenses into account. Security prices in a market, sector or industry may fall, reducing the value of your investment.

COLUMBIA LARGE COMPANY INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
COMMON STOCKS - 99.43%

            CONSUMER DISCRETIONARY - 13.56%

                 AUTO COMPONENTS - 0.20%
      5,900      Cooper Tire & Rubber Co. ..............................  $       93,633
     11,900      Dana Corp. ............................................         183,617
     44,800      Delphi Corp. ..........................................         405,440
     14,000      Goodyear Tire & Rubber Co.*............................          91,980
      7,200      Johnson Controls, Inc. ................................         681,120
     10,500      Visteon Corp. .........................................          69,300
                                                                          --------------
                                                                               1,525,090
                                                                          --------------

                 AUTOMOBILES - 0.61%

    146,600      Ford Motor Co. ........................................       1,578,882
     44,900      General Motors Corp. ..................................       1,837,757
     24,200      Harley-Davidson, Inc. .................................       1,166,440
                                                                          --------------
                                                                               4,583,079
                                                                          --------------

                 HOTELS, RESTAURANTS & LEISURE - 1.23%

     50,400      Carnival Corp. ........................................       1,657,656
     13,100      Darden Restaurants, Inc. ..............................         248,900
      8,800      Harrah's Entertainment, Inc. ..........................         370,568
     30,200      Hilton Hotels Corp. ...................................         489,844
     27,600      International Game Technology, Inc. ...................         776,940
     18,600      Marriott International, Inc., Class A..................         800,358
    101,800      McDonald's Corp. ......................................       2,396,372
     31,300      Starbucks Corp.*.......................................         901,440
     16,100      Starwood Hotels & Resorts Worldwide, Inc. .............         560,280
      9,100      Wendy's International, Inc. ...........................         293,930
     23,500      Yum! Brands, Inc.*.....................................         696,070
                                                                          --------------
                                                                               9,192,358
                                                                          --------------

                 HOUSEHOLD DURABLES - 0.49%

      5,300      American Greetings Corp., Class A* ....................         102,979
      6,200      Black & Decker Corp. ..................................         251,410
      4,900      Centex Corp. ..........................................         381,612
     11,600      Fortune Brands, Inc. ..................................         658,300
      3,800      KB Home................................................         226,708
     15,400      Leggett & Platt, Inc. .................................         333,102
      6,300      Maytag Corp. ..........................................         157,311
     22,000      Newell Rubbermaid, Inc. ...............................         476,740
      4,900      Pulte Homes, Inc. .....................................         333,249
      4,700      Snap-On, Inc. .........................................         129,955
      6,800      Stanley Works..........................................         200,736
      4,700      Tupperware Corp. ......................................          62,886
      5,500      Whirlpool Corp. .......................................         372,735
                                                                          --------------
                                                                               3,687,723
                                                                          --------------

                 INTERNET & CATALOG RETAIL - 0.37%

     51,400      eBay, Inc.* ...........................................       2,750,414
                                                                          --------------

                 LEISURE EQUIPMENT & PRODUCTS - 0.21%

      7,200      Brunswick Corp. .......................................         184,896
     22,900      Eastman Kodak Co. .....................................         479,526

SHARES                                                                        VALUE
------                                                                        -----
                 LEISURE EQUIPMENT & PRODUCTS (CONTINUED)
     13,900      Hasbro, Inc. ..........................................  $      259,652
     35,100      Mattel, Inc. ..........................................         665,496
                                                                          --------------
                                                                               1,589,570
                                                                          --------------

                 MEDIA - 3.89%

    361,000      AOL Time Warner, Inc.* ................................       5,454,710
     49,200      Clear Channel Communications, Inc. ....................       1,884,360
    180,000      Comcast Corp., Class A*................................       5,558,400
    163,500      Disney (Walt) Co. .....................................       3,297,795
      6,500      Dow Jones & Co., Inc. .................................         307,775
     21,600      Gannett, Inc. .........................................       1,675,296
     31,300      Interpublic Group of Companies, Inc.*..................         441,956
      6,400      Knight-Ridder, Inc. ...................................         426,880
     15,300      McGraw-Hill Companies, Inc. ...........................         950,589
      4,000      Meredith Corp. ........................................         184,680
     12,000      New York Times Co., Class A............................         521,520
     15,200      Omnicom Group, Inc. ...................................       1,092,120
     25,100      Tribune Co. ...........................................       1,152,090
     25,800      Univision Communications, Inc., Class A*...............         823,794
    140,400      Viacom, Inc., Class B..................................       5,377,320
                                                                          --------------
                                                                              29,149,285
                                                                          --------------

                 MULTI-LINE RETAIL - 3.88%

      9,300      Big Lots, Inc.* .......................................         147,033
     36,600      Costco Wholesale Corp.*................................       1,137,528
      6,700      Dillard's, Inc., Class A...............................          93,666
     26,700      Dollar General Corp. ..................................         534,000
     13,800      Family Dollar Stores, Inc. ............................         550,482
     14,800      Federated Department Stores, Inc. .....................         620,120
     27,200      Kohl's Corp.*..........................................       1,455,200
     23,100      May Department Stores Co. .............................         568,953
     10,900      Nordstrom, Inc. .......................................         270,429
     21,700      Penney (J.C.) Co., Inc. ...............................         463,729
     22,600      Sears, Roebuck & Co. ..................................         988,298
     72,900      Target Corp. ..........................................       2,743,227
    349,600      Wal-Mart Stores, Inc. .................................      19,525,160
                                                                          --------------
                                                                              29,097,825
                                                                          --------------

                 SPECIALTY RETAIL - 2.36%

     22,000      Autonation, Inc.* .....................................         385,880
      7,200      AutoZone, Inc.*........................................         644,616
     23,700      Bed Bath & Beyond, Inc.*...............................         904,866
     25,800      Best Buy Co., Inc.*....................................       1,226,016
     16,700      Circuit City Stores, Inc. .............................         159,151
     71,500      Gap, Inc. .............................................       1,224,080
    183,900      Home Depot, Inc. ......................................       5,857,215
     41,700      Limited Brands, Inc. ..................................         628,836
     62,700      Lowes Companies, Inc. .................................       3,254,130
     24,800      Office Depot, Inc.*....................................         348,440
     13,200      RadioShack Corp. ......................................         375,012
     11,700      Sherwin Williams Co. ..................................         344,097
     39,200      Staples, Inc.*.........................................         931,000
     11,600      Tiffany & Co. .........................................         433,028
     40,800      TJX Companies, Inc. ...................................         792,336

                       See Notes to Financial Statements.

COLUMBIA LARGE COMPANY INDEX FUND

SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
                 SPECIALTY RETAIL (CONTINUED)
     17,100      Toys "R" Us, Inc.*.....................................  $      205,713
                                                                          --------------
                                                                              17,714,416
                                                                          --------------
                 TEXTILES, APPAREL & LUXURY GOODS - 0.32%

     10,100      Jones Apparel Group, Inc. .............................         302,293
      8,700      Liz Claiborne, Inc. ...................................         296,235
     21,100      Nike, Inc., Class B....................................       1,283,302
      4,700      Reebok International Ltd. .............................         157,121
      8,600      VF Corp. ..............................................         334,626
                                                                          --------------
                                                                               2,373,577
                                                                          --------------

            CONSUMER STAPLES - 8.50%

                 BEVERAGES - 2.63%

     66,100      Anheuser-Busch Companies, Inc. ........................       3,261,374
      4,900      Brown-Forman Corp., Class B............................         387,688
    196,600      Coca-Cola Co. .........................................       8,445,936
     36,200      Coca-Cola Enterprises, Inc. ...........................         689,972
      2,900      Coors (Adolph) Co., Class B............................         155,904
     21,400      Pepsi Bottling Group, Inc. ............................         440,412
    138,100      PepsiCo, Inc. .........................................       6,329,123
                                                                          --------------
                                                                              19,710,409
                                                                          --------------
                 FOOD & DRUG RETAILING - 1.07%

     29,400      Albertson's, Inc. .....................................         604,758
     31,600      CVS Corp. .............................................         981,496
     60,100      Kroger Co.*............................................       1,073,987
     35,300      Safeway, Inc.*.........................................         809,782
     10,700      SuperValu, Inc. .......................................         255,302
     52,000      Systemsco Corp. .......................................       1,700,920
     82,000      Walgreen Co. ..........................................       2,512,480
     11,300      Winn-Dixie Stores, Inc. ...............................         109,045
                                                                          --------------
                                                                               8,047,770
                                                                          --------------

                 FOOD PRODUCTS - 1.21%

     51,600      Archer-Daniels-Midland Co. ............................         676,476
     32,800      Campbell Soup Co. .....................................         869,200
     43,000      ConAgra Foods, Inc. ...................................         913,320
     29,800      General Mills, Inc. ...................................       1,402,686
     28,100      Heinz (H.J.) Co. ......................................         963,268
     10,400      Hershey Foods Corp. ...................................         755,872
     32,700      Kellogg Co. ...........................................       1,090,545
     11,200      McCormick & Co., Inc. .................................         307,104
     62,200      Sara Lee Corp. ........................................       1,141,992
     18,000      Wrigley (Wm.) Jr. Co. .................................         995,400
                                                                          --------------
                                                                               9,115,863
                                                                          --------------

                 HOUSEHOLD PRODUCTS - 1.99%

     17,300      Clorox Co. ............................................         793,551
     43,000      Colgate-Palmolive Co. .................................       2,403,270
     40,500      Kimberly-Clark Corp. ..................................       2,078,460
    103,700      Procter & Gamble Co. ..................................       9,625,434
                                                                          --------------
                                                                              14,900,715
                                                                          --------------

SHARES                                                                        VALUE
------                                                                        -----
                 PERSONAL PRODUCTS - 0.55%
      4,700      Alberto-Culver Co., Class B ...........................  $      276,454
     18,900      Avon Products, Inc. ...................................       1,220,184
     81,600      Gillette Co. ..........................................       2,609,568
                                                                          --------------
                                                                               4,106,206
                                                                          --------------

                 TOBACCO - 1.05%

    162,400      Altria Group, Inc. ....................................       7,113,120
      6,700      Reynolds (R.J.) Tobacco Holdings, Inc. ................         264,918
     13,300      UST, Inc. .............................................         467,894
                                                                          --------------
                                                                               7,845,932
                                                                          --------------

            ENERGY - 5.57%

                 ENERGY EQUIPMENT & SERVICES - 0.78%

     26,800      Baker Hughes, Inc. ....................................         793,012
     12,700      BJ Services Co.*.......................................         433,959
     35,000      Halliburton Co. .......................................         848,750
     11,700      Nabors Industries Ltd.*................................         435,942
     10,700      Noble Corp.*...........................................         363,693
      7,500      Rowan Companies, Inc.*.................................         184,350
     46,600      Schlumberger Ltd. .....................................       2,255,440
     25,600      Transocean, Inc.*......................................         512,000
                                                                          --------------
                                                                               5,827,146
                                                                          --------------

                 OIL & GAS - 4.79%

      7,200      Amerada Hess Corp. ....................................         360,720
     20,000      Anadarko Petroleum Corp. ..............................         835,200
     12,905      Apache Corp. ..........................................         894,833
      5,500      Ashland, Inc. .........................................         180,675
     16,100      Burlington Resources, Inc. ............................         776,020
     85,500      ChevronTexaco Corp. ...................................       6,108,975
     54,400      ConocoPhillips.........................................       2,978,400
     18,600      Devon Energy Corp. ....................................         896,334
      9,200      EOG Resources, Inc. ...................................         384,008
    531,000      Exxon Mobil Corp. .....................................      19,434,600
      8,100      Kerr-McGee Corp. ......................................         361,584
     24,800      Marathon Oil Corp. ....................................         706,800
     30,600      Occidental Petroleum Corp. ............................       1,078,038
      6,200      Sunoco, Inc. ..........................................         249,364
     20,700      Unocal Corp. ..........................................         652,464
                                                                          --------------
                                                                              35,898,015
                                                                          --------------

            FINANCIALS - 21.59%

                 BANKS - 7.10%

     28,100      AmSouth Bancorp .......................................         596,282
    119,600      Bank of America Corp. .................................       9,333,584
     61,600      Bank of New York Co., Inc. ............................       1,793,176
     90,400      Bank One Corp. ........................................       3,493,960
     43,200      BB&T Corp. ............................................       1,551,312
     18,100      Charter One Financial, Inc. ...........................         553,860
     14,000      Comerica, Inc. ........................................         652,400
     45,600      Fifth Third Bancorp....................................       2,529,432
     10,100      First Tennessee National Corp. ........................         428,846
     84,200      FleetBoston Financial Corp. (A)........................       2,538,630

                       See Notes to Financial Statements.

COLUMBIA LARGE COMPANY INDEX FUND

SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
                 BANKS (CONTINUED)
     12,200      Golden West Financial Corp. ...........................  $    1,092,022
     18,300      Huntington Bancshares, Inc. ...........................         362,157
     33,700      KeyCorp................................................         861,709
     18,200      Marshall & Ilsley Corp. ...............................         573,664
     34,500      Mellon Financial Corp. ................................       1,039,830
     49,100      National City Corp. ...................................       1,446,486
     12,200      North Fork Bancorporation, Inc. .......................         423,950
     17,700      Northern Trust Corp. ..................................         751,188
     22,400      PNC Financial Services Group, Inc. ....................       1,065,792
     17,800      Regions Financial Corp. ...............................         609,650
     27,000      SouthTrust Corp. ......................................         793,530
     22,500      SunTrust Banks, Inc. ..................................       1,358,325
     24,100      Synovus Financial Corp. ...............................         602,259
     15,700      Union Planters Corp. ..................................         496,748
    154,100      US Bancorp.............................................       3,696,859
    106,600      Wachovia Corp. ........................................       4,390,854
     73,900      Washington Mutual, Inc. ...............................       2,909,443
    134,400      Wells Fargo & Co. .....................................       6,921,600
      7,200      Zions Bancorp..........................................         402,120
                                                                          --------------
                                                                              53,269,668
                                                                          --------------
                 DIVERSIFIED FINANCIALS - 9.54%

    103,000      American Express Co. ..................................       4,641,180
      8,000      Bear Stearns Companies, Inc. ..........................         598,400
     18,200      Capital One Financial Corp. ...........................       1,038,128
    412,100      Citigroup, Inc. .......................................      18,754,671
     10,900      Countrywide Financial Corp. ...........................         853,252
     77,900      Fannie Mae.............................................       5,468,580
      8,700      Federated Investors, Inc., Class B.....................         240,990
     20,100      Franklin Resources, Inc. ..............................         888,621
     57,567      Freddie Mac............................................       3,013,632
     37,900      Goldman Sachs Group, Inc. .............................       3,179,810
     19,100      Janus Capital Group, Inc. .............................         266,827
     19,400      Lehman Brothers Holdings, Inc. ........................       1,340,152
    102,200      MBNA Corp. ............................................       2,330,160
     74,800      Merrill Lynch & Co., Inc. .............................       4,004,044
     11,900      Moody's Corp. .........................................         654,143
    162,900      Morgan (J.P.) Chase & Co. .............................       5,592,357
     87,000      Morgan Stanley.........................................       4,390,020
     25,900      Principal Financial Group..............................         802,641
     23,200      Providian Financial Corp.*.............................         273,528
    108,400      Schwab (Charles) Corp. ................................       1,291,044
     36,100      SLM Corp. .............................................       1,406,456
     89,100      SPDR Trust.............................................       8,905,545
     26,600      State Street Corp. ....................................       1,197,000
      9,900      T. Rowe Price Group, Inc. .............................         408,474
                                                                          --------------
                                                                              71,539,655
                                                                          --------------

                 INSURANCE - 4.51%

     22,300      Ace Ltd. ..............................................         737,684
     41,100      AFLAC, Inc. ...........................................       1,327,530
     56,300      Allstate Corp. ........................................       2,056,639
      8,500      Ambac Financial Group, Inc. ...........................         544,000
    208,700      American International Group, Inc. ....................      12,041,990
     25,000      AON Corp. .............................................         521,250

SHARES                                                                        VALUE
------                                                                        -----
                 INSURANCE (CONTINUED)
     15,000      Chubb Corp. ...........................................  $      973,200
     12,800      Cincinnati Financial Corp. ............................         511,488
     22,600      Hartford Financial Services Group, Inc. ...............       1,189,438
     11,300      Jefferson-Pilot Corp. .................................         501,494
     23,100      John Hancock Financial Services, Inc. .................         780,780
     14,200      Lincoln National Corp. ................................         502,396
     14,800      Loews Corp. ...........................................         597,476
     42,600      Marsh & McLennan Companies, Inc. ......................       2,028,186
     11,600      MBIA, Inc. ............................................         637,652
     60,800      MetLife, Inc. .........................................       1,705,440
      7,900      MGIC Investment Corp. .................................         411,353
     17,400      Progressive Corp. .....................................       1,202,514
     43,700      Prudential Financial, Inc. ............................       1,632,632
     11,100      Safeco Corp. ..........................................         391,386
     18,200      St. Paul Companies, Inc. ..............................         673,946
      9,100      Torchmark Corp. .......................................         369,824
     80,600      Travelers Property Casualty Corp., Class B.............       1,279,928
     23,700      UnumProvident Corp. ...................................         350,049
     10,900      XL Capital Ltd., Class A...............................         844,096
                                                                          --------------
                                                                              33,812,371
                                                                          --------------

                 REAL ESTATE - 0.44%

      7,500      Apartment Investment & Management Co., Class A ........         295,200
     31,900      Equity Office Properties Trust, REIT...................         878,207
     21,900      Equity Residential Properties Trust, REIT..............         641,232
     14,600      Plum Creek Timber Co, Inc., REIT.......................         371,424
     14,400      ProLogis...............................................         435,600
     15,400      Simon Property Group, Inc., REIT.......................         671,132
                                                                          --------------
                                                                               3,292,795
                                                                          --------------

            HEALTH CARE - 13.52%

                 BIOTECHNOLOGY - 1.25%

    103,300      Amgen, Inc.* ..........................................       6,670,081
     12,000      Biogen, Inc.*..........................................         458,760
     14,900      Chiron Corp.*..........................................         770,181
     17,800      Genzyme Corp.*.........................................         823,250
     20,000      MedImmune, Inc.*.......................................         660,200
                                                                          --------------
                                                                               9,382,472
                                                                          --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.94%

     16,700      Applera Corp.-Applied Biosystems Group ................         372,577
      4,100      Bard (C.R.), Inc. .....................................         291,100
      4,300      Bausch & Lomb, Inc. ...................................         189,845
     48,700      Baxter International, Inc. ............................       1,415,222
     20,300      Becton Dickinson & Co. ................................         733,236
     20,500      Biomet, Inc. ..........................................         689,005
     32,900      Boston Scientific Corp.*...............................       2,099,020
     24,600      Guidant Corp. .........................................       1,152,510
     97,300      Medtronic, Inc. .......................................       4,565,316
      3,900      Millipore Corp.*.......................................         179,634
     13,700      St. Jude Medical, Inc.*................................         736,649

                       See Notes to Financial Statements.

COLUMBIA LARGE COMPANY INDEX FUND

SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
                 HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
     15,900      Stryker Corp. .........................................  $    1,197,429
     18,200      Zimmer Holdings, Inc.*.................................       1,002,820
                                                                          --------------
                                                                              14,624,363
                                                                          --------------
                 HEALTH CARE PROVIDERS & SERVICES - 1.71%

     12,300      Aetna, Inc. ...........................................         750,669
      9,000      AmerisourceBergen Corp. ...............................         486,450
     11,100      Anthem, Inc.*..........................................         791,763
     35,700      Cardinal Health, Inc. .................................       2,084,523
     11,200      CIGNA Corp. ...........................................         500,080
      6,300      Express Scripts, Inc.*.................................         385,245
     40,000      HCA, Inc. .............................................       1,474,400
     19,200      Health Management Associates, Inc. ....................         418,752
     12,900      Humana, Inc.*..........................................         232,845
     19,100      IMS Health, Inc. ......................................         403,010
      7,100      Manor Care, Inc. ......................................         213,000
     23,200      McKesson Corp. ........................................         772,328
      8,400      Quest Diagnostics, Inc.*...............................         509,376
     37,100      Tenet Healthcare Corp.*................................         537,208
     47,700      UnitedHealth Group, Inc. ..............................       2,400,264
     11,700      WellPoint Health Networks, Inc.*.......................         901,836
                                                                          --------------
                                                                              12,861,749
                                                                          --------------

                 PHARMACEUTICALS - 8.62%

    125,000      Abbott Laboratories ...................................       5,318,750
     10,400      Allergan, Inc. ........................................         818,792
    155,100      Bristol-Myers Squibb Co. ..............................       3,979,866
     29,200      Forest Laboratories, Inc.*.............................       1,502,340
    237,500      Johnson & Johnson......................................      11,761,000
     19,300      King Pharmaceuticals, Inc.*............................         292,395
     89,800      Lilly (Eli) & Co. .....................................       5,334,120
     21,600      Medco Health Solutions, Inc.*..........................         560,088
    179,100      Merck & Co., Inc. .....................................       9,066,042
    622,900      Pfizer, Inc. ..........................................      18,923,702
    117,500      Schering-Plough Corp. .................................       1,790,700
      8,600      Watson Pharmaceuticals, Inc.*..........................         358,534
    106,500      Wyeth..................................................       4,909,650
                                                                          --------------
                                                                              64,615,979
                                                                          --------------

            INDUSTRIALS - 10.54%

                 AEROSPACE & DEFENSE - 1.69%

     67,300      Boeing Co. ............................................       2,310,409
     15,800      General Dynamics Corp. ................................       1,233,348
      9,400      Goodrich Corp. ........................................         227,856
     68,800      Honeywell International, Inc. .........................       1,812,880
     36,100      Lockheed Martin Corp. .................................       1,666,015
     14,600      Northrop Grumman Corp. ................................       1,258,812
     33,100      Raytheon Co. ..........................................         926,800
     14,300      Rockwell Collins, Inc. ................................         361,075
     37,500      United Technologies Corp. .............................       2,898,000
                                                                          --------------
                                                                              12,695,195
                                                                          --------------

SHARES                                                                        VALUE
------                                                                        -----
                 AIR FREIGHT & LOGISTICS - 0.99%
     23,900      FedEx Corp. ...........................................  $    1,539,877
      5,100      Ryder System, Inc. ....................................         149,532
     90,000      United Parcel Service, Inc., Class B...................       5,742,000
                                                                          --------------
                                                                               7,431,409
                                                                          --------------

                 AIRLINES - 0.16%

      9,900      Delta Air Lines, Inc.* ................................         131,670
     62,600      Southwest Airlines Co. ................................       1,108,020
                                                                          --------------
                                                                               1,239,690
                                                                          --------------

                 BUILDING PRODUCTS - 0.20%

      5,800      American Standard Companies, Inc.* ....................         488,650
      4,700      Crane Co. .............................................         110,027
     37,600      Masco Corp. ...........................................         920,448
                                                                          --------------
                                                                               1,519,125
                                                                          --------------

                 COMMERCIAL SERVICES & SUPPLIES - 0.97%

     16,800      Allied Waste Industries, Inc.* ........................         181,440
     14,100      Apollo Group, Inc., Class A*...........................         931,023
      8,800      Avery Dennison Corp. ..................................         444,576
     14,400      Block (H&R), Inc. .....................................         621,360
     81,100      Cendant Corp.*.........................................       1,515,759
     13,600      Cintas Corp. ..........................................         501,024
      4,300      Deluxe Corp. ..........................................         172,602
      9,100      Donnelley (R.R.) & Sons Co. ...........................         226,317
     11,200      Equifax, Inc. .........................................         249,424
      9,000      Monster Worldwide, Inc.*...............................         226,620
     18,700      Pitney Bowes, Inc. ....................................         716,584
     13,600      Robert Half International, Inc.*.......................         265,200
     47,400      Waste Management, Inc. ................................       1,240,458
                                                                          --------------
                                                                               7,292,387
                                                                          --------------

                 CONSTRUCTION & ENGINEERING - 0.03%

      6,500      Fluor Corp. ...........................................         242,645
                                                                          --------------

                 ELECTRICAL EQUIPMENT - 0.45%

     15,800      American Power Conversion Corp. .......................         270,812
      7,400      Cooper Industries Ltd. ................................         355,422
     33,700      Emerson Electric Co. ..................................       1,774,305
     15,300      Molex, Inc. ...........................................         437,427
      6,600      Power-One, Inc.*.......................................          67,914
     14,800      Rockwell Automation, Inc. .............................         388,500
      4,700      Thomas & Betts Corp.*..................................          74,495
                                                                          --------------
                                                                               3,368,875
                                                                          --------------

                 INDUSTRIAL CONGLOMERATES - 4.26%

     62,600      3M Co .................................................       4,323,782
    801,500      General Electric Co. ..................................      23,892,715
     10,800      Textron, Inc. .........................................         426,060
    159,800      Tyco International Ltd. ...............................       3,264,714
                                                                          --------------
                                                                              31,907,271
                                                                          --------------

                       See Notes to Financial Statements.

COLUMBIA LARGE COMPANY INDEX FUND

SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
                 MACHINERY - 1.26%
     27,600      Caterpillar, Inc. .....................................  $    1,899,984
      3,300      Cummins, Inc. .........................................         146,619
     12,300      Danaher Corp. .........................................         908,478
     19,200      Deere & Co. ...........................................       1,023,552
     16,200      Dover Corp. ...........................................         572,994
      6,000      Eaton Corp. ...........................................         531,720
     24,600      Illinois Tool Works, Inc. .............................       1,629,996
     13,700      Ingersoll-Rand Co. Ltd., Class A.......................         732,128
      7,400      ITT Industries, Inc. ..................................         442,816
      5,500      Navistar International Corp.*..........................         205,040
      9,300      Paccar, Inc. ..........................................         694,617
      9,900      Pall Corp. ............................................         222,156
      9,500      Parker-Hannifin Corp. .................................         424,650
                                                                          --------------
                                                                               9,434,750
                                                                          --------------

                 ROAD & RAIL - 0.42%

     29,800      Burlington Northern Santa Fe Corp. ....................         860,326
     17,100      CSX Corp. .............................................         500,175
     31,200      Norfolk Southern Corp. ................................         577,200
     20,400      Union Pacific Corp. ...................................       1,186,668
                                                                          --------------
                                                                               3,124,369
                                                                          --------------

                 TRADING COMPANIES & DISTRIBUTORS - 0.11%
     13,900      Genuine Parts Co ......................................         444,522
      7,300      Grainger (W.W.), Inc. .................................         347,115
                                                                          --------------
                                                                                 791,637
                                                                          --------------

            INFORMATION TECHNOLOGY - 17.19%

                 COMMUNICATIONS EQUIPMENT - 2.62%

     64,300      ADC Telecommunications, Inc.* .........................         149,819
     12,300      Andrew Corp.*..........................................         151,167
     33,300      Avaya, Inc.*...........................................         362,970
     37,700      CIENA Corp.*...........................................         222,807
    561,500      Cisco Systems, Inc.*...................................      10,971,710
     15,100      Comverse Technology, Inc.*.............................         225,896
    106,500      Corning, Inc.*.........................................       1,003,230
    114,400      JDS Uniphase Corp.*....................................         411,840
    332,900      Lucent Technologies, Inc.*.............................         719,064
    186,200      Motorola, Inc. ........................................       2,228,814
     63,500      QUALCOMM, Inc. ........................................       2,644,140
     11,900      Scientific-Atlanta, Inc. ..............................         370,685
     33,000      Tellabs, Inc.*.........................................         224,070
                                                                          --------------
                                                                              19,686,212
                                                                          --------------

                 COMPUTERS & PERIPHERALS - 3.88%

     29,000      Apple Computer, Inc.* .................................         598,270
    205,500      Dell, Inc.*............................................       6,861,645
    175,500      EMC Corp.*.............................................       2,216,565
     25,900      Gateway, Inc.*.........................................         146,594
    244,300      Hewlett-Packard Co. ...................................       4,729,648

SHARES                                                                        VALUE
------                                                                        -----
                 COMPUTERS & PERIPHERALS (CONTINUED)
    138,400      International Business Machines Corp. .................  $   12,224,872
     10,200      Lexmark International, Inc.*...........................         642,702
      7,600      NCR Corp.*.............................................         240,844
     27,400      Network Appliance, Inc.*...............................         562,522
    258,400      Sun Microsystems, Inc.*................................         855,304
                                                                          --------------
                                                                              29,078,966
                                                                          --------------

                 ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.42%

     37,700      Agilent Technologies, Inc.* ...........................         833,547
     15,900      Jabil Circuit, Inc.*...................................         414,195
     10,100      PerkinElmer, Inc. .....................................         154,631
     40,800      Sanmina-SCI Corp.*.....................................         395,760
     66,400      Solectron Corp.*.......................................         388,440
     18,400      Symbol Technologies, Inc. .............................         219,880
      6,800      Tektronix, Inc. .......................................         168,300
     13,000      Thermo Electron Corp.*.................................         282,100
      9,800      Waters Corp.*..........................................         268,814
                                                                          --------------
                                                                               3,125,667
                                                                          --------------

                 INTERNET SOFTWARE & SERVICES - 0.23%

     48,800      Yahoo!, Inc.* .........................................       1,726,544
                                                                          --------------

                 IT CONSULTING & SERVICES - 1.19%
     47,800      Automatic Data Processing, Inc. .......................       1,713,630
     15,000      Computer Sciences Corp.* ..............................         563,550
     38,900      Concord EFS, Inc.*.....................................         531,763
     11,400      Convergys Corp.*.......................................         209,076
     38,400      Electronic Data Systems Corp. .........................         775,680
     59,200      First Data Corp. ......................................       2,365,632
     15,500      Fiserv, Inc.*..........................................         561,565
     30,100      Paychex, Inc. .........................................       1,021,293
     11,500      Sabre Holdings Corp., Class A..........................         247,135
     22,800      Sungard Data Systems, Inc.*............................         599,868
     26,300      Unisys Corp.*..........................................         355,839
                                                                          --------------
                                                                               8,945,031
                                                                          --------------

                 OFFICE ELECTRONICS - 0.09%

     63,300      Xerox Corp.* ..........................................         649,458
                                                                          --------------

                 SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.86%

     27,800      Advanced Micro Devices, Inc.* .........................         308,858
     30,600      Altera Corp.*..........................................         578,340
     29,200      Analog Devices, Inc.*..................................       1,110,184
    132,600      Applied Materials, Inc.*...............................       2,405,364
     24,400      Applied Micro Circuits Corp.*..........................         118,828
     23,700      Broadcom Corp., Class A*...............................         630,894
    520,800      Intel Corp. ...........................................      14,327,208
     15,200      KLA-Tencor Corp.*......................................         781,280
     25,000      Linear Technology Corp. ...............................         895,250

                       See Notes to Financial Statements.

COLUMBIA LARGE COMPANY INDEX FUND

SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
                 SEMICONDUCTOR EQUIPMENT & PRODUCTS (CONTINUED)
     30,300      LSI Logic Corp.*.......................................  $      272,397
     26,000      Maxim Integrated Products, Inc. .......................       1,027,000
     48,800      Micron Technology, Inc.*...............................         654,896
     14,700      National Semiconductor Corp.*..........................         474,663
     12,100      Novellus Systems, Inc.*................................         408,375
     12,700      NVIDIA Corp.*..........................................         202,070
     13,600      PMC-Sierra, Inc.*......................................         179,398
      7,500      QLogic Corp.*..........................................         352,575
     15,100      Teradyne, Inc.*........................................         280,860
    138,500      Texas Instruments, Inc. ...............................       3,157,800
     27,300      Xilinx, Inc.*..........................................         778,323
                                                                          --------------
                                                                              28,944,563
                                                                          --------------

                 SOFTWARE - 4.90%

     18,700      Adobe Systems, Inc. ...................................         734,162
      8,900      Autodesk, Inc. ........................................         151,478
     18,200      BMC Software, Inc.*....................................         253,526
     13,200      Citrix Systems, Inc.*..................................         291,456
     46,300      Computer Associates International, Inc. ...............       1,208,893
     30,600      Compuware Corp.*.......................................         164,016
     11,800      Electronic Arts, Inc.*.................................       1,088,314
     16,400      Intuit, Inc.*..........................................         791,136
      6,900      Mercury Interactive Corp.*.............................         313,329
    865,200      Microsoft Corp. .......................................      24,043,909
     29,700      Novell, Inc.*..........................................         158,301
    418,700      Oracle Corp.*..........................................       4,697,814
     21,300      Parametric Technology Corp.*...........................          66,456
     29,100      PeopleSoft, Inc.*......................................         529,329
     39,500      Siebel Systems, Inc.*..................................         383,940
     12,100      Symantec Corp.*........................................         762,542
     34,100      VERITAS Software Corp.*................................       1,070,740
                                                                          --------------
                                                                              36,709,341
                                                                          --------------

            MATERIALS - 2.71%

                 CHEMICALS - 1.43%

     18,200      Air Products & Chemicals, Inc. ........................         820,820
     73,500      Dow Chemical Co. ......................................       2,391,690
     79,700      du Pont (E.I.) de Nemours & Co. .......................       3,188,797
      6,200      Eastman Chemical Co. ..................................         207,700
     20,800      Ecolab, Inc. ..........................................         525,200
     10,000      Engelhard Corp. .......................................         276,700
      4,000      Great Lakes Chemical Corp. ............................          80,440
      8,900      Hercules, Inc.*........................................         100,837
      7,500      International Flavors & Fragrances, Inc. ..............         248,100
     21,000      Monsanto Co. ..........................................         502,740
     13,600      PPG Industries, Inc. ..................................         710,192
     13,000      Praxair, Inc. .........................................         805,350
     17,800      Rohm & Haas Co. .......................................         595,410
      5,700      Sigma-Aldrich Corp. ...................................         296,058
                                                                          --------------
                                                                              10,750,034
                                                                          --------------

SHARES                                                                        VALUE
------                                                                        -----
                 CONSTRUCTION MATERIALS - 0.04%
      8,100      Vulcan Materials Co., Inc. ............................  $      323,271
                                                                          --------------

                 CONTAINERS & PACKAGING - 0.16%

      4,500      Ball Corp. ............................................         243,000
      4,200      Bemis Co., Inc. .......................................         186,060
     12,600      Pactiv Corp.*..........................................         255,528
      6,800      Sealed Air Corp.*......................................         321,164
      4,300      Temple Inland, Inc. ...................................         208,765
                                                                          --------------
                                                                               1,214,517
                                                                          --------------

                 METALS & MINING - 0.59%

     67,700      Alcoa, Inc. ...........................................       1,771,032
      6,500      Allegheny Technologies, Inc. ..........................          42,575
     13,500      Freeport-McMoRan Copper & Gold, Inc. ..................         446,850
     32,600      Newmont Mining Corp. ..................................       1,274,334
      6,300      Nucor Corp. ...........................................         289,044
      7,100      Phelps Dodge Corp.*....................................         332,280
      8,300      United States Steel Corp. .............................         152,554
      6,900      Worthington Industries, Inc. ..........................          86,664
                                                                          --------------
                                                                               4,395,333
                                                                          --------------

                 PAPER & FOREST PRODUCTS - 0.49%

      4,700      Boise Cascade Corp. ...................................         129,720
     20,300      Georgia-Pacific Corp. .................................         492,072
     38,400      International Paper Co. ...............................       1,498,368
      8,400      Louisiana-Pacific Corp.*...............................         115,752
     16,000      MeadWestvaco Corp. ....................................         408,000
     17,500      Weyerhaeuser Co. ......................................       1,022,875
                                                                          --------------
                                                                               3,666,787
                                                                          --------------

            TELECOMMUNICATION SERVICES - 3.36%

                 DIVERSIFIED TELECOMMUNICATIONS - 2.84%

     24,900      ALLTEL Corp. ..........................................       1,153,866
     63,000      AT&T Corp. ............................................       1,357,650
    147,800      BellSouth Corp. .......................................       3,499,904
     11,500      CenturyTel, Inc. ......................................         389,735
     22,700      Citizens Communications Co.*...........................         254,467
    135,600      Qwest Communications International, Inc.*..............         461,040
    265,900      SBC Communications, Inc. ..............................       5,916,275
     72,300      Sprint Corp.-FON Group.................................       1,091,730
    220,500      Verizon Communications, Inc. ..........................       7,153,020
                                                                          --------------
                                                                              21,277,687
                                                                          --------------

                 WIRELESS TELECOMMUNICATION SERVICES - 0.52%

    217,100      AT&T Wireless Services, Inc.* .........................       1,775,878
     82,800      Nextel Communications, Inc., Class A*..................       1,630,332
     82,800      Sprint Corp.-PCS Group*................................         474,444
                                                                          --------------
                                                                               3,880,654
                                                                          --------------

                       See Notes to Financial Statements.

COLUMBIA LARGE COMPANY INDEX FUND

SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
            UTILITIES - 2.89%

                 ELECTRIC UTILITIES - 2.23%

     10,100      Allegheny Energy, Inc.* ...............................  $       92,314
     12,900      Ameren Corp. ..........................................         553,539
     31,600      American Electric Power Co., Inc. .....................         948,000
     14,200      Cinergy Corp. .........................................         521,140
     11,500      CMS Energy Corp.*......................................          84,755
     18,000      Consolidated Edison, Inc. .............................         733,680
     13,400      Constellation Energy Group, Inc. ......................         479,452
     25,900      Dominion Resources, Inc. ..............................       1,603,210
     13,500      DTE Energy Co. ........................................         498,015
     26,100      Edison International*..................................         498,510
     18,200      Entergy Corp. .........................................         985,530
     26,100      Exelon Corp. ..........................................       1,657,350
     26,100      FirstEnergy Corp. .....................................         832,590
     14,700      FPL Group, Inc. .......................................         929,040
     33,000      PG&E Corp.*............................................         788,700
      7,300      Pinnacle West Capital Corp. ...........................         259,150
     14,100      PPL Corp. .............................................         577,395
     19,500      Progress Energy, Inc. .................................         866,970
     18,100      Public Service Enterprise Group, Inc. .................         760,200
     58,300      Southern Co. ..........................................       1,709,356
     15,000      TECO Energy, Inc. .....................................         207,300
     25,800      TXU Corp. .............................................         607,848
     31,900      Xcel Energy, Inc. .....................................         493,492
                                                                          --------------
                                                                              16,687,536
                                                                          --------------

                 GAS UTILITIES - 0.28%

     12,700      KeySpan Corp. .........................................         445,516
      9,900      Kinder Morgan, Inc. ...................................         534,699
      3,500      Nicor, Inc. ...........................................         122,990
     21,000      NiSource, Inc. ........................................         419,580
      2,900      Peoples Energy Corp. ..................................         120,002
     16,700      Sempra Energy..........................................         490,312
                                                                          --------------
                                                                               2,133,099
                                                                          --------------

                 MULTI-UTILITIES & UNREGULATED POWER - 0.38%

     49,600      AES Corp.* ............................................         368,032
     30,600      Calpine Corp.*.........................................         149,634
     24,500      Centerpoint Energy, Inc. ..............................         224,665
     72,400      Duke Energy Corp. .....................................       1,289,444
     30,000      Dynegy, Inc., Class A*.................................         108,000
     48,000      El Paso Corp. .........................................         350,400
     41,400      Williams Companies, Inc. ..............................         389,988
                                                                          --------------
                                                                               2,880,163
                                                                          --------------
                 TOTAL COMMON STOCKS....................................     745,636,661
                                                                          --------------
                 (Cost $737,593,593)
PAR VALUE                                                                     VALUE
---------                                                                     -----
REPURCHASE AGREEMENT - 0.94%

$ 7,026,000      Repurchase agreement with State Street Bank & Trust
                 Co., dated 09/30/03, due 10/01/03 at 0.900%,
                 collateralized by U.S. Treasury Notes maturing
                 02/15/16, market value $7,172,344 (repurchase proceeds
                 $7,026,176)............................................  $    7,026,000
                                                                          --------------
                 TOTAL REPURCHASE AGREEMENT.............................       7,026,000
                                                                          --------------
                 (Cost $7,026,000)

TOTAL INVESTMENTS - 100.37%.............................................     752,662,661
                                                                          --------------
(Cost $744,619,593) (B)

NET OTHER ASSETS AND LIABILITIES - (0.37)%..............................     (2,811,541)
                                                                          --------------

NET ASSETS - 100.00%....................................................  $  749,851,120
                                                                          ==============

---------------------------
*     Non-income producing security.
(A)   Investments in Affiliates during the period ended September 30, 2003:
      Security Name: FleetBoston Financial Corp., the parent company of the investment advisor (see Note 4).
      Shares as of 03/31/03: 80,250
      Shares purchased: 4,050
      Shares sold: 100
      Shares as of 09/30/03: 84,200
      Net realized gain: $3,090
      Dividend income earned: $58,048
      Value at end of period: $2,538,630
(B) Cost for both financial statement and federal income tax purposes is the same.
REIT  Real Estate Investment Trust

                       See Notes to Financial Statements.

COLUMBIA SMALL COMPANY INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
COMMON STOCKS - 99.16%

            CONSUMER DISCRETIONARY - 19.48%

                 AUTO COMPONENTS - 0.20%

     16,600      Intermet Corp. ........................................  $       71,380
      9,800      Midas, Inc.*...........................................         128,968
     12,800      Standard Motor Products, Inc. .........................         129,280
     36,500      Tower Automotive, Inc.*................................         164,250
                                                                          --------------
                                                                                 493,878
                                                                          --------------

                 AUTOMOBILES - 0.78%

     10,100      Coachmen Industries, Inc. .............................         118,271
     18,800      Monaco Coach Corp.*....................................         311,140
     18,500      Thor Industries, Inc. .................................         999,370
     11,800      Winnebago Industries, Inc. ............................         526,044
                                                                          --------------
                                                                               1,954,825
                                                                          --------------

                 DISTRIBUTORS - 0.05%
     12,300      Advanced Marketing Services, Inc. .....................         125,706
                                                                          --------------
                 HOTELS, RESTAURANTS & LEISURE - 3.51%

     18,900      Argosy Gaming Co.* ....................................         461,160
     22,500      Aztar Corp.*...........................................         398,475
     22,000      Bally Total Fitness Holding Corp.*.....................         190,300
     16,700      CEC Entertainment, Inc.*...............................         654,640
     14,000      IHOP Corp. ............................................         459,900
     23,300      Jack In The Box, Inc.*.................................         414,740
     17,900      Landry's Seafood Restaurants, Inc. ....................         368,740
     13,500      Lone Star Steakhouse & Saloon, Inc. ...................         282,150
     19,100      Marcus Corp. ..........................................         291,466
     13,500      O'Charleys, Inc.*......................................         200,205
     16,400      P.F. Chang's China Bistro, Inc.*.......................         743,740
     19,400      Panera Bread Co.*......................................         794,624
     11,600      Papa John's International, Inc.*.......................         287,796
     16,800      Pinnacle Entertainment, Inc.*..........................         117,600
     29,000      Prime Hospitality Corp.*...............................         252,010
     21,700      Rare Hospitality International, Inc.*..................         540,547
     27,300      Ryan's Family Steakhouses, Inc.*.......................         349,167
     10,800      Shuffle Master, Inc.*..................................         293,544
     25,300      Sonic Corp.*...........................................         639,584
     17,500      Steak N Shake Co.*.....................................         260,750
     38,100      Triarc Companies, Inc. ................................         396,240
     19,400      WMS Industries, Inc.*..................................         439,604
                                                                          --------------
                                                                               8,836,982
                                                                          --------------

                 HOUSEHOLD DURABLES - 4.70%
     15,300      Applica, Inc.* ........................................          92,565
      7,500      Bassett Furniture Industries, Inc. ....................         101,625
     37,100      Champion Enterprises, Inc.*............................         235,585
      9,800      Cross (A.T.) Co., Class A*.............................          58,800
      8,500      Department 56, Inc.*...................................         107,950
      9,100      Enesco Group, Inc.*....................................          72,800
     24,000      Ethan Allen Interiors, Inc. ...........................         864,000
     19,200      Fedders Corp. .........................................         111,360
     23,300      Fleetwood Enterprises, Inc.*...........................         215,991
     20,900      Harman International Industries, Inc. .................       2,055,515

SHARES                                                                        VALUE
------                                                                        -----
                 HOUSEHOLD DURABLES (CONTINUED)
     33,200      Interface, Inc., Class A*..............................  $      179,944
     35,400      La-Z-Boy, Inc. ........................................         785,880
      8,800      Libbey, Inc. ..........................................         244,728
     18,800      M.D.C. Holdings, Inc. .................................       1,015,200
      4,400      National Presto Industries, Inc. ......................         151,096
      4,600      NVR, Inc.*.............................................       2,145,900
     13,400      Russ Berrie & Co, Inc. ................................         451,446
     16,100      Ryland Group, Inc. ....................................       1,177,071
      7,200      Salton, Inc.*..........................................          71,640
      5,400      Skyline Corp. .........................................         172,908
     21,100      Standard-Pacific Corp. ................................         799,690
     15,900      Toro Co. ..............................................         715,500
          1      Vialta, Inc.*..........................................            --(A)
                                                                          --------------
                                                                              11,827,194
                                                                          --------------

                 INTERNET & CATALOG RETAIL - 0.24%

     29,900      Insight Enterprises, Inc.* ............................         455,078
     12,700      J. Jill Group, Inc.*...................................         146,050
                                                                          --------------
                                                                                 601,128
                                                                          --------------

                 LEISURE EQUIPMENT & PRODUCTS - 1.37%

     11,600      Action Performance Companies, Inc. ....................         283,504
     14,100      Arctic Cat, Inc. ......................................         272,553
     18,100      Concord Camera Corp.*..................................         192,765
     10,100      Huffy Corp.*...........................................          61,610
     15,900      JAKKS Pacific, Inc.*...................................         193,821
     17,600      K2, Inc.*..............................................         261,360
     12,800      Meade Instruments Corp.*...............................          42,496
     21,100      Nautilus Group, Inc. ..................................         266,282
     14,100      Polaris Industries, Inc. ..............................       1,045,515
     22,900      SCP Pool Corp.*........................................         637,078
     17,400      Sturm Ruger & Co, Inc. ................................         179,568
                                                                          --------------
                                                                               3,436,552
                                                                          --------------

                 MEDIA - 0.44%

      8,600      4 Kids Entertainment, Inc.* ...........................         181,460
     12,900      Advo, Inc.*............................................         537,027
     13,500      Information Holdings, Inc.*............................         270,405
      9,300      Thomas Nelson, Inc. ...................................         128,433
                                                                          --------------
                                                                               1,117,325
                                                                          --------------

                 MULTI-LINE RETAIL - 0.50%

     25,200      Fred's, Inc. ..........................................         830,592
     18,900      Shopko Stores, Inc.*...................................         283,500
     27,000      Stein Mart, Inc.*......................................         147,690
                                                                          --------------
                                                                               1,261,782
                                                                          --------------

                 SPECIALTY RETAIL - 5.81%

     21,200      Aaron Rents, Inc. .....................................         444,140
     28,700      Ann Taylor Stores Corp.*...............................         922,418
      8,600      Building Materials Holding Corp. ......................         112,660
     28,900      Burlington Coat Factory Warehouse Corp. ...............         540,430

                       See Notes to Financial Statements.

COLUMBIA SMALL COMPANY INDEX FUND

SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
                 SPECIALTY RETAIL (CONTINUED)
     13,200      Cato Corp., Class A....................................  $      266,244
     17,200      Children's Place Retail Stores, Inc.*..................         294,980
     24,200      Christopher & Banks Corp. .............................         577,412
     13,900      Cost Plus, Inc.*.......................................         513,188
     18,900      Dress Barn, Inc.*......................................         258,930
     16,100      Electronics Boutique Holdings Corp.*...................         459,977
     13,100      Footstar, Inc.*........................................          88,556
     14,100      Genesco, Inc.*.........................................         226,446
     21,100      Goody's Family Clothing, Inc. .........................         208,046
     14,600      Group 1 Automotive, Inc.*..............................         504,284
     19,100      Gymboree Corp.*........................................         269,119
     11,900      Hancock Fabrics, Inc. .................................         187,782
     14,200      Haverty Furniture Companies, Inc. .....................         259,576
     30,600      Hot Topic, Inc.*.......................................         689,724
     13,000      Jo-Ann Stores, Inc., Class A*..........................         362,700
     28,600      Linens 'N Things, Inc.*................................         680,108
     25,500      Men's Wearhouse, Inc.*.................................         654,075
     21,100      Movie Gallery, Inc.*...................................         414,615
     50,300      Pacific Sunwear of California, Inc.*...................       1,039,198
     34,900      PEP Boys-Manny, Moe & Jack, Inc. ......................         533,970
     28,100      Regis Corp. ...........................................         902,010
     14,100      TBC Corp.*.............................................         353,205
     22,200      Too, Inc.*.............................................         327,006
     24,100      Tractor Supply Co.*....................................         790,721
      9,500      Ultimate Electronics, Inc.*............................          90,155
     25,200      Urban Outfitters, Inc.*................................         656,712
     19,200      Wet Seal, Inc., Class A*...............................         192,960
     17,700      Zale Corp.*............................................         786,057
                                                                          --------------
                                                                              14,607,404
                                                                          --------------

                 TEXTILES, APPAREL & LUXURY GOODS - 1.88%
      8,400      Ashworth, Inc.* .......................................          58,212
     11,500      Brown Shoe Co., Inc. ..................................         364,550
     30,200      Fossil, Inc.*..........................................         731,746
      4,200      Haggar Corp. ..........................................          64,890
     11,400      K-Swiss, Inc., Class A.................................         410,286
     17,200      Kellwood Co. ..........................................         575,340
      7,700      Oshkosh B'Gosh, Inc., Class A..........................         198,044
      5,200      Oxford Industries, Inc. ...............................         333,840
     19,600      Phillips-Van Heusen Corp. .............................         294,196
     35,600      Quiksilver, Inc.*......................................         567,820
     21,000      Russell Corp. .........................................         342,300
     25,600      Stride Rite Corp. .....................................         276,480
     26,000      Wolverine World Wide, Inc. ............................         504,400
                                                                          --------------
                                                                               4,722,104
                                                                          --------------

            CONSUMER STAPLES - 3.39%

                 FOOD & DRUG RETAILING - 1.05%

     32,300      Casey's General Stores, Inc. ..........................         453,169
     15,600      Duane Reade, Inc.*.....................................         248,820

SHARES                                                                        VALUE
------                                                                        -----
                 FOOD & DRUG RETAILING (CONTINUED)
     25,000      Great Atlantic & Pacific Tea Co., Inc.*................  $      202,750
      7,700      Nash Finch Co. ........................................         119,350
     29,500      Performance Food Group Co.*............................       1,200,945
     12,600      United Natural Foods, Inc.*............................         418,194
                                                                          --------------
                                                                               2,643,228
                                                                          --------------

                 FOOD PRODUCTS - 1.60%

     11,600      American Italian Pasta Co., Class A* ..................         448,804
     23,400      Corn Products International, Inc. .....................         745,290
     24,700      Delta & Pine Land Co. .................................         568,347
     29,300      Flowers Foods, Inc. ...................................         668,040
     22,100      Hain Celestial Group, Inc.*............................         400,673
     12,500      International Multifoods Corp.*........................         291,875
      5,600      J&J Snack Foods Corp.*.................................         194,880
     18,900      Lance, Inc. ...........................................         187,866
     18,700      RalCorp Holdings, Inc.*................................         517,990
                                                                          --------------
                                                                               4,023,765
                                                                          --------------

                 HOUSEHOLD PRODUCTS - 0.13%

     10,800      WD-40 Co. .............................................         342,252
                                                                          --------------

                 PERSONAL PRODUCTS - 0.43%

      9,000      Nature's Sunshine Products, Inc. ......................          74,700
     43,100      NBTY, Inc.*............................................       1,006,385
                                                                          --------------
                                                                               1,081,085
                                                                          --------------

                 TOBACCO - 0.18%

     29,000      DIMON, Inc. ...........................................         200,100
      9,600      Schweitzer-Mauduit International, Inc. ................         242,400
                                                                          --------------
                                                                                 442,500
                                                                          --------------

            ENERGY - 5.14%

                 ENERGY EQUIPMENT & SERVICES - 1.89%

      9,000      Atwood Oceanics, Inc.* ................................         215,910
     24,400      Cal Dive International, Inc.*..........................         474,336
     10,100      CARBO Ceramics, Inc. ..................................         365,216
     11,200      Dril-Quip, Inc.*.......................................         189,280
     14,800      Hydril Co.*............................................         299,848
     33,200      Input/Output, Inc.*....................................         129,812
     18,400      Lone Star Technologies, Inc.*..........................         248,216
     27,200      Maverick Tube Corp.*...................................         422,144
     15,700      Oceaneering International, Inc.*.......................         369,264
     14,600      Offshore Logistics, Inc.*..............................         296,380
     12,200      SEACOR Smit, Inc.*.....................................         441,274
     14,000      Tetra Technologies, Inc.*..............................         288,680
     28,200      Unit Corp.*............................................         531,288
     21,700      Veritas DGC, Inc.*.....................................         173,166
     17,700      W-H Energy Services, Inc.*.............................         315,060
                                                                          --------------
                                                                               4,759,874
                                                                          --------------

                       See Notes to Financial Statements.

COLUMBIA SMALL COMPANY INDEX FUND

SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
                 OIL & GAS - 3.25%
     29,500      Brown (Tom), Inc.* ....................................  $      758,150
     20,800      Cabot Oil & Gas Corp., Class A.........................         540,800
     26,900      Cimarex Energy Co.*....................................         527,240
     25,300      Evergreen Resources, Inc.*.............................         683,100
     16,900      Frontier Oil Corp. ....................................         248,430
     36,200      Newfield Exploration Co.*..............................       1,396,234
     12,500      Nuevo Energy Co.*......................................         227,125
     21,900      Patina Oil & Gas Corp. ................................         793,656
     15,300      Plains Resources, Inc.*................................         190,485
      8,200      Prima Energy Corp.*....................................         207,050
     17,300      Remington Oil & Gas Corp.*.............................         313,995
     21,500      Spinnaker Exploration Co.*.............................         516,000
     18,200      St. Mary Land & Exploration Co.........................         460,824
     17,100      Stone Energy Corp.*....................................         603,288
     17,800      Swift Energy Co.*......................................         251,158
     41,600      Vintage Petroleum, Inc. ...............................         452,608
                                                                          --------------
                                                                               8,170,143
                                                                          --------------

            FINANCIALS - 13.80%

                 BANKS - 8.05%

     15,200      Anchor BanCorp Wisconsin, Inc. ........................         356,896
     19,200      Bankunited Financial Corp.*............................         404,736
     14,700      Boston Private Financial Holdings, Inc. ...............         346,332
     37,300      Brookline Bancorp, Inc. ...............................         549,056
     23,600      Chittenden Corp. ......................................         702,100
     28,500      Commercial Federal Corp. ..............................         693,975
     24,600      Community First Bankshares, Inc. ......................         650,178
     16,500      Dime Community Bancshares, Inc. .......................         379,500
     18,100      Downey Financial Corp. ................................         845,813
     15,600      East-West BanCorp, Inc. ...............................         666,900
     25,900      First BanCorp Puerto Rico..............................         796,425
     30,200      First Midwest BanCorp, Inc. ...........................         897,242
      9,400      First Republic Bank....................................         289,802
     11,000      Firstfed Financial Corp.*..............................         434,500
     39,000      Flagstar BanCorp, Inc. ................................         895,050
      7,500      GBC BanCorp............................................         287,625
     29,000      Hudson United BanCorp..................................       1,019,930
     18,100      Irwin Financial Corp. .................................         439,830
     16,900      MAF Bancorp, Inc. .....................................         645,580
     15,900      Provident Bankshares Corp. ............................         449,175
     37,200      Republic Bancorp, Inc. ................................         495,504
     18,500      Riggs National Corp. ..................................         291,375
     17,000      Seacoast Financial Services Corp. .....................         352,070
     30,400      South Financial Group, Inc. ...........................         756,656
     22,100      Southwest Bancorporation of Texas, Inc. ...............         806,871
     38,000      Staten Island BanCorp, Inc. ...........................         739,100
     28,600      Sterling Bancshares, Inc. .............................         341,198
     25,800      Susquehanna Bancshares, Inc. ..........................         663,060
     48,100      Trustco Bank Corp. ....................................         594,516
     29,100      UCBH Holdings, Inc. ...................................         879,693
     26,800      United Bankshares, Inc. ...............................         802,660
     21,800      Waypoint Financial Corp. ..............................         436,000
     26,100      Whitney Holding Corp. .................................         887,400

SHARES                                                                        VALUE
------                                                                        -----
                 BANKS (CONTINUED)
     12,100      Wintrust Financial Corp. ..............................  $      455,807
                                                                          --------------
                                                                              20,252,555
                                                                          --------------

                 DIVERSIFIED FINANCIALS - 1.55%

     16,700      Cash America International, Inc. ......................         273,880
     12,000      Financial Federal Corp.*...............................         366,120
     14,700      iDine Rewards Network, Inc.*...........................         238,875
     35,500      Jefferies Group, Inc. .................................       1,020,625
     22,400      New Century Financial Corp. ...........................         634,368
     31,500      Raymond James Financial, Inc. .........................       1,145,025
     11,000      SWS Group, Inc. .......................................         216,810
                                                                          --------------
                                                                               3,895,703
                                                                          --------------

                 INSURANCE - 2.22%

     13,300      Delphi Financial Group, Inc. ..........................         618,716
     49,100      Fremont General Corp. .................................         624,061
     22,100      Hilb Rogal & Hamilton Co. .............................         685,984
     12,100      LandAmerica Financial Group, Inc. .....................         554,664
     14,200      Philadelphia Consolidated Holding Co.*.................         656,040
     19,000      Presidential Life Corp. ...............................         287,470
     16,300      RLI Corp. .............................................         536,596
      6,400      SCPIE Holdings, Inc. ..................................          64,000
     17,500      Selective Insurance Group, Inc. .......................         520,800
     11,600      Stewart Information Services Corp.*....................         327,584
     30,100      UICI*..................................................         377,454
     12,200      Zenith National Insurance Corp. .......................         339,404
                                                                          --------------
                                                                               5,592,773
                                                                          --------------

                 REAL ESTATE - 1.98%

     20,700      Capital Automotive, REIT ..............................         631,557
     16,800      Colonial Properties Trust..............................         605,304
     13,600      Essex Property Trust...................................         852,856
     17,900      Gables Residential Trust...............................         578,528
     18,000      Glenborough Realty Trust, Inc. ........................         339,480
     17,900      Kilroy Realty Corp., REIT..............................         511,045
     22,800      Lexington Corporate Properties Trust...................         436,848
     29,100      Shurgard Storage Centers, Inc., Class A, REIT..........       1,027,230
                                                                          --------------
                                                                               4,982,848
                                                                          --------------

            HEALTH CARE - 13.38%

                 BIOTECHNOLOGY - 1.87%

     18,200      Arqule, Inc.* .........................................          83,720
     36,000      Cephalon, Inc.*........................................       1,653,120
     19,400      Enzo Biochem, Inc.*....................................         378,494
     22,300      IDEXX Laboratories, Inc.*..............................         947,527
     33,800      Regeneron Pharmaceuticals, Inc.*.......................         597,246
     38,500      Savient Pharmaceuticals, Inc.*.........................         194,425
     26,400      Techne Corp.*..........................................         839,256
                                                                          --------------
                                                                               4,693,788
                                                                          --------------

                       See Notes to Financial Statements.

COLUMBIA SMALL COMPANY INDEX FUND

SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
                 HEALTH CARE EQUIPMENT & SUPPLIES - 5.12%
     18,800      Advanced Medical Optics, Inc.* ........................  $      337,648
     21,300      American Medical Systems Holdings*.....................         462,210
      8,700      Analogic Corp. ........................................         417,600
     13,400      Arthrocare Corp.*......................................         238,788
     10,000      Biosite, Inc.*.........................................         283,800
     18,800      CONMED Corp.*..........................................         388,032
     20,400      Cooper Companies, Inc. ................................         831,300
      9,600      Datascope Corp. .......................................         295,104
     18,600      Diagnostic Products Corp. .............................         675,738
     15,600      Haemonetics Corp.*.....................................         368,316
     12,800      Hologic, Inc.*.........................................         174,464
      8,800      ICU Medical, Inc.*.....................................         239,448
     14,900      Inamed Corp.*..........................................       1,094,405
     17,300      Integra Lifesciences Corp.*............................         489,417
     20,000      Invacare Corp. ........................................         751,600
     30,100      Mentor Corp. ..........................................         686,280
     14,600      Noven Pharmaceuticals, Inc.*...........................         166,440
     11,100      Osteotech, Inc.*.......................................          90,909
     16,000      Polymedica Corp. ......................................         424,000
     11,500      Possis Medical, Inc.*..................................         179,400
     21,500      ResMed, Inc.*..........................................         945,570
     22,100      Respironics, Inc.*.....................................         923,338
     16,100      Sola International, Inc.*..............................         257,600
     11,300      SurModics, Inc.*.......................................         303,292
     24,700      Sybron Dental Specialties, Inc.*.......................         619,229
     19,400      Theragenics Corp.*.....................................         110,580
     19,500      Viasys Healthcare, Inc.*...............................         393,900
      8,400      Vital Signs, Inc. .....................................         246,120
     13,700      Wilson Greatbatch Technologies, Inc.*..................         493,885
                                                                          --------------
                                                                              12,888,413
                                                                          --------------
                 HEALTH CARE PROVIDERS & SERVICES - 5.32%
     31,000      Accredo Health, Inc.* .................................         867,690
     10,200      American Healthways, Inc.*.............................         428,298
     13,500      AMERIGROUP Corp.*......................................         602,505
     12,900      Amsurg Corp.*..........................................         425,571
     12,700      Centene Corp.*.........................................         385,953
     22,900      Cerner Corp.*..........................................         706,923
     20,800      Cross Country Healthcare, Inc.*........................         293,072
     12,800      Cryolife, Inc.*........................................          78,848
      8,200      Curative Health Services, Inc.*........................         146,534
     26,200      Dendrite International, Inc.*..........................         397,978
     42,000      Hooper Holmes, Inc. ...................................         279,300
     31,300      Mid Atlantic Medical Services, Inc.*...................       1,609,759
     22,600      NDC Health Corp. ......................................         473,470
     23,200      Odyssey Healthcare, Inc.*..............................         691,824
     32,600      Orthodontic Centers of America, Inc.*..................         256,888
     21,900      Owens & Minor, Inc. ...................................         527,790
     16,600      PAREXEL International Corp.*...........................         254,312
     14,900      Pediatrix Medical Group, Inc.*.........................         686,145
     36,200      Pharmaceutical Product Development, Inc.*..............         868,438
     28,100      Priority Healthcare Corp., Class B*....................         577,174
     31,600      Province Healthcare Co.*...............................         409,220
     10,400      RehabCare Group, Inc.*.................................         177,320
     31,900      Renal Care Group, Inc.*................................       1,089,385
     18,600      Sierra Health Services, Inc.*..........................         382,230

SHARES                                                                        VALUE
------                                                                        -----
                 HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
     13,700      Sunrise Assisted Living, Inc.*.........................  $      359,351
     55,700      U.S. Oncology, Inc.*...................................         407,167
                                                                          --------------
                                                                              13,383,145
                                                                          --------------

                 PHARMACEUTICALS - 1.07%

     33,500      Alpharma, Inc., Class A ...............................         623,100
      9,400      Cima Laboratories, Inc.*...............................         262,730
     17,600      Medicis Pharmaceutical Corp., Class A..................       1,031,360
     19,500      MGI Pharmaceutical, Inc.*..............................         765,570
                                                                          --------------
                                                                               2,682,760
                                                                          --------------

            INDUSTRIALS - 18.10%

                 AEROSPACE & DEFENSE - 2.16%

     20,600      AAR Corp.* ............................................         165,212
     25,000      Alliant Techsystems, Inc.*.............................       1,201,250
     17,900      Armor Holdings, Inc.*..................................         299,825
     17,300      Cubic Corp. ...........................................         434,576
      6,700      Curtiss-Wright Corp. ..................................         473,154
     14,600      DRS Technologies, Inc.*................................         352,298
     12,800      EDO Corp. .............................................         259,200
     10,400      Engineered Support Systems, Inc. ......................         629,200
     28,300      GenCorp., Inc. ........................................         253,285
     11,200      Invision Technologies, Inc.*...........................         272,608
     14,600      Kaman Corp., Class A...................................         189,216
     13,700      Mercury Computer Systems, Inc.*........................         292,221
     20,900      Teledyne Technologies, Inc.*...........................         304,095
     10,300      Triumph Group, Inc.*...................................         306,940
                                                                          --------------
                                                                               5,433,080
                                                                          --------------

                 AIR FREIGHT & COURIERS - 0.15%

     13,800      Forward Air Corp.* ....................................         381,570
                                                                          --------------

                 AIRLINES - 0.59%

     29,400      Atlantic Coast Airlines Holdings, Inc.* ...............         250,194
     22,500      Frontier Airlines, Inc.*...............................         370,350
     20,400      Mesa Air Group, Inc.*..................................         226,440
     37,500      Skywest, Inc. .........................................         649,500
                                                                          --------------
                                                                               1,496,484
                                                                          --------------

                 BUILDING PRODUCTS - 1.05%

     17,800      Apogee Enterprises, Inc. ..............................         183,696
     12,700      ElkCorp. ..............................................         299,212
     19,200      Griffon Corp.*.........................................         344,832
     38,000      Lennox International, Inc. ............................         555,180
     16,000      Simpson Manufacturing Co., Inc.*.......................         654,240
     11,500      Universal Forest Products, Inc. .......................         279,105
     16,900      Watsco, Inc. ..........................................         322,959
                                                                          --------------
                                                                               2,639,224
                                                                          --------------

                 COMMERCIAL SERVICES & SUPPLIES - 5.03%

     31,900      ABM Industries, Inc. ..................................         451,385
     17,300      Administaff, Inc.*.....................................         153,797

                       See Notes to Financial Statements.

COLUMBIA SMALL COMPANY INDEX FUND

SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
                 COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
      5,700      Angelica Corp. ........................................  $      108,300
     19,500      Arbitron, Inc.*........................................         688,350
     21,900      Bowne & Co., Inc. .....................................         327,405
     12,600      CDI Corp. .............................................         340,578
     23,400      Central Parking Corp. .................................         286,650
     13,900      Coinstar, Inc.*........................................         186,955
      8,700      Consolidated Graphics, Inc.*...........................         221,241
      5,200      CPI Corp. .............................................          95,680
     13,400      G & K Services.........................................         469,000
     18,100      Harland (John H.) Co. .................................         479,107
     11,800      Heidrick & Struggles, Inc.*............................         199,774
     11,000      Imagistics International, Inc.*........................         318,780
      7,500      Insurance Auto Auctions, Inc.*.........................          84,375
     11,400      Ionics, Inc.*..........................................         278,844
     29,100      ITT Educational Services, Inc.*........................       1,394,471
     27,000      Kroll, Inc.*...........................................         502,200
     26,100      Labor Ready, Inc.*.....................................         262,305
      7,800      MemberWorks, Inc.*.....................................         248,196
      9,300      Mobile Mini, Inc.*.....................................         179,397
     16,800      NCO Group, Inc.*.......................................         394,296
      8,400      New England Business Services, Inc. ...................         223,608
     16,300      On Assignment, Inc.*...................................          86,064
     11,300      Pre-Paid Legal Services, Inc.*.........................         264,646
     39,900      PRG-Schultz International, Inc.*.......................         226,632
      6,400      Roto-Rooter, Inc. .....................................         227,520
     12,100      School Specialty, Inc.*................................         341,341
     10,500      SOURCECORP, Inc.*......................................         244,125
     38,600      Spherion Corp.*........................................         268,656
     18,300      Standard Register Co. .................................         303,780
     34,900      Tetra Tech, Inc.*......................................         694,859
     21,500      United Stationers, Inc.*...............................         810,120
      9,900      Volt Information Sciences, Inc.*.......................         163,350
     18,400      Waste Connections, Inc.*...............................         645,656
     21,300      Watson Wyatt & Co. Holdings*...........................         479,463
                                                                          --------------
                                                                              12,650,906
                                                                          --------------

                 CONSTRUCTION & ENGINEERING - 0.57%

      4,100      Butler Manufacturing Co.* .............................          62,279
      9,700      EMCOR Group, Inc.*.....................................         412,735
     17,100      Insituform Technologies, Inc., Class A*................         303,696
     24,500      Shaw Group, Inc.*......................................         257,495
     21,100      URS Corp.*.............................................         409,340
                                                                          --------------
                                                                               1,445,545
                                                                          --------------
                 ELECTRICAL EQUIPMENT - 1.53%

     26,900      Acuity Brands, Inc. ...................................         485,814
     21,200      Baldor Electric Co. ...................................         447,532
     16,500      Belden, Inc. ..........................................         288,255
     15,000      Brady Corp., Class A...................................         477,150
     16,600      C&D Technologies, Inc. ................................         314,072
     15,200      MagneTek, Inc.*........................................          75,240
     25,300      Paxar Corp.*...........................................         323,840
     16,200      Regal-Beloit Corp. ....................................         330,480
     18,900      Smith (A.O.) Corp. ....................................         529,389
     27,100      Vicor Corp.*...........................................         258,263

SHARES                                                                        VALUE
------                                                                        -----
                 ELECTRICAL EQUIPMENT (CONTINUED)
      7,200      Woodward Governor Co. .................................  $      314,712
                                                                          --------------
                                                                               3,844,747
                                                                          --------------

                 INDUSTRIAL CONGLOMERATES - 0.27%

     10,500      Lydall, Inc.*..........................................         126,105
      7,800      Standex International Corp. ...........................         189,540
     24,700      Tredegar Corp. ........................................         371,735
                                                                          --------------
                                                                                 687,380
                                                                          --------------

                 MACHINERY - 4.37%

     21,200      Albany International Corp., Class A ...................         653,808
     12,800      Astec Industries, Inc.*................................         131,840
     14,600      Barnes Group, Inc. ....................................         379,016
     14,000      Briggs & Stratton Corp. ...............................         822,640
     16,200      Clarcor, Inc. .........................................         631,800
     10,800      CUNO, Inc.*............................................         423,253
     13,500      Dionex Corp.*..........................................         531,360
     13,600      Esterline Technologies Corp.*..........................         262,344
     10,400      Gardner Denver, Inc.*..................................         218,504
     21,200      IDEX Corp. ............................................         772,528
     27,900      JLG Industries, Inc. ..................................         321,408
     18,200      Kaydon Corp. ..........................................         432,068
      7,600      Lindsay Manufacturing Co. .............................         152,760
     17,100      Manitowoc Co., Inc. ...................................         370,899
     31,800      Mascotech, Inc., Escrow Shares.........................            --(B)
     21,900      Milacron, Inc. ........................................          50,370
     22,200      Mueller Industries, Inc.*..............................         564,990
     22,200      Oshkosh Truck Corp. ...................................         879,342
     20,600      Reliance Steel & Aluminum Co. .........................         457,114
      9,300      Robbins & Myers, Inc. .................................         206,832
      8,400      SPS Technologies, Inc.*................................         378,000
     18,500      Stewart & Stevenson Services, Inc. ....................         277,870
     11,200      Thomas Industries, Inc. ...............................         319,424
     55,400      Timken Co. ............................................         844,296
     15,400      Valmont Industries, Inc. ..............................         304,766
     16,700      Wabash National Corp.*.................................         266,365
     17,700      Watts Industries, Inc., Class A........................         311,874
      8,000      Wolverine Tube, Inc.*..................................          33,840
                                                                          --------------
                                                                              10,999,311
                                                                          --------------

                 MARINE - 0.18%

     15,600      Kirby Corp.*...........................................         447,720
                                                                          --------------

                 ROAD & RAIL - 1.84%

     16,000      Arkansas Best Corp. ...................................         440,000
     32,400      Heartland Express, Inc. ...............................         778,248
     40,000      Kansas City Southern*..................................         442,800
     24,200      Knight Transportation, Inc.*...........................         606,694
      9,800      Landstar System, Inc.*.................................         597,996
     12,900      Roadway Express, Inc. .................................         629,133
     17,700      USF Corp. .............................................         557,019
     19,100      Yellow Corp.*..........................................         570,708
                                                                          --------------
                                                                               4,622,598
                                                                          --------------

                       See Notes to Financial Statements.

COLUMBIA SMALL COMPANY INDEX FUND

SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
                 TRADING COMPANIES & DISTRIBUTORS - 0.36%

     12,300      Applied Industrial Technologies, Inc. .................  $      244,401
     15,200      Hughes Supply, Inc. ...................................         493,240
      6,100      Lawson Products, Inc. .................................         163,785
                                                                          --------------
                                                                                 901,426
                                                                          --------------

            INFORMATION TECHNOLOGY - 17.21%
                 COMMUNICATIONS EQUIPMENT - 1.42%
     70,100      Adaptec, Inc.* ........................................         529,956
     14,800      Audiovox Corp., Class A*...............................         186,924
      7,100      Bel Fuse, Inc., Class B................................         187,582
     11,800      Black Box Corp. .......................................         469,758
      8,000      Brooktrout, Inc.*......................................          61,600
     23,600      C-COR.net Corp.*.......................................         155,760
     29,000      Cable Design Technologies Corp.*.......................         232,000
      7,200      Concerto Software, Inc.*...............................          61,200
     13,100      Digi International, Inc.*..............................          86,709
     39,200      Harmonic, Inc.*........................................         245,784
     16,200      Inter-Tel, Inc. .......................................         397,710
     14,900      Network Equipment Technologies, Inc.*..................         136,335
     13,200      PC-Tel, Inc.*..........................................         140,844
      9,800      SCM Microsystems, Inc.*................................          71,638
     27,300      Symmetricom, Inc.*.....................................         172,809
      8,800      Tollgrade Communications, Inc.*........................         141,416
     17,000      Viasat, Inc.*..........................................         302,770
                                                                          --------------
                                                                               3,580,795
                                                                          --------------

                 COMPUTERS & PERIPHERALS - 0.94%

     20,800      Agilysys, Inc. ........................................         182,416
     19,300      Avid Technology, Inc.*.................................       1,019,812
     16,800      Hutchinson Technology, Inc.*...........................         556,080
     40,900      Pinnacle Systems, Inc.*................................         344,787
     17,300      Rainbow Technologies, Inc.*............................         158,122
      9,500      SBS Technologies, Inc.*................................         103,075
                                                                          --------------
                                                                               2,364,292
                                                                          --------------
                 ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.76%

     42,700      Aeroflex, Inc.*........................................         377,895
     23,500      Anixter International, Inc.*...........................         535,095
     25,100      Artesyn Technologies, Inc.*............................         190,258
      9,400      BEI Technologies, Inc. ................................         146,640
     16,100      Benchmark Electronics, Inc.*...........................         680,547
     21,200      Checkpoint Systems, Inc.*..............................         334,960
     28,000      Cognex Corp. ..........................................         736,120
     19,300      Coherent, Inc.*........................................         475,359
     22,400      CTS Corp. .............................................         275,744
     18,100      Electro Scientific Industries, Inc.*...................         381,367
     21,500      Flir Systems, Inc.*....................................         550,830
     13,900      Global Imaging Systems, Inc.*..........................         341,940
     10,700      Intermagnetics General Corp.*..........................         239,252
     13,300      Itron, Inc.*...........................................         266,931
     10,000      Keithley Instruments, Inc. ............................         141,500
     23,100      Methode Electronics, Inc., Class A.....................         272,811
     12,800      Park Electrochemical Corp. ............................         291,200
     10,500      Photon Dynamics, Inc.*.................................         306,075
      9,300      Planar Systems, Inc.*..................................         199,485

SHARES                                                                        VALUE
------                                                                        -----
                 ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
     10,500      Rogers Corp.*..........................................  $      325,710
     20,400      Roper Industries, Inc. ................................         888,420
     26,000      Technitrol, Inc.*......................................         478,660
     21,100      Trimble Navigation Ltd.*...............................         488,465
     19,000      Veeco Instruments, Inc.*...............................         379,240
     13,300      X-Rite, Inc. ..........................................         150,556
                                                                          --------------
                                                                               9,455,060
                                                                          --------------

                 INTERNET SOFTWARE & SERVICES - 0.68%

     14,800      j2 Global Communications, Inc.* .......................         559,884
     22,400      Netegrity, Inc.*.......................................         224,224
          1      ParthusCeva, Inc.*.....................................               9
     27,100      WebEx Communications, Inc.*............................         514,629
     14,200      Websense, Inc.*........................................         302,034
     14,700      Zix Corp. .............................................         119,217
                                                                          --------------
                                                                               1,719,997
                                                                          --------------

                 IT CONSULTING & SERVICES - 1.75%

     27,400      American Management Systems, Inc.* ....................         349,350
     16,500      Bell Microproducts, Inc.*..............................         107,415
     18,600      CACI International, Inc., Class A*.....................         797,010
     15,300      Carreker Corp.*........................................         123,165
     41,000      CIBER, Inc.*...........................................         311,600
     30,300      eFunds Corp.*..........................................         374,205
     24,100      Global Payments, Inc. .................................         867,600
     19,300      Manhattan Associates, Inc.*............................         499,677
     13,500      MAXIMUS, Inc.*.........................................         465,075
     16,200      Pegasus Solutions, Inc.*...............................         224,046
      9,200      Startek, Inc. .........................................         294,400
                                                                          --------------
                                                                               4,413,543
                                                                          --------------

                 OFFICE ELECTRONICS - 0.63%

     30,600      Zebra Technologies Corp., Class A* ....................       1,578,042
                                                                          --------------

                 SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.31%

     16,200      Actel Corp.* ..........................................         388,314
     20,900      Advanced Energy Industries, Inc.*......................         394,383
     22,700      Alliance Semiconductor Corp.*..........................         123,488
     20,000      ATMI, Inc.*............................................         505,400
     64,100      Axcelis Technologies, Inc.*............................         529,466
     24,000      Brooks Automation, Inc.*...............................         501,600
     13,700      Cohu, Inc. ............................................         267,972
     22,800      Cymer, Inc.*...........................................         939,360
     18,400      DSP Group, Inc.*.......................................         458,344
     11,700      DuPont Photomasks, Inc.*...............................         265,707
     25,100      ESS Technology, Inc.*..................................         270,578
     26,200      Exar Corp.*............................................         370,206
     21,300      FEI Co.*...............................................         497,142
     16,900      Helix Technology Corp. ................................         276,653
     45,000      Kopin Corp.*...........................................         311,850
     32,400      Kulicke & Soffa Industries, Inc.*......................         351,216
     18,800      Microsemi Corp.*.......................................         286,512
     16,600      Pericom Semiconductor Corp.*...........................         166,000

                       See Notes to Financial Statements.

COLUMBIA SMALL COMPANY INDEX FUND

SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
                 SEMICONDUCTOR EQUIPMENT & PRODUCTS (CONTINUED)
     20,800      Photronics, Inc.*......................................  $      442,208
     19,200      Power Integrations, Inc.*..............................         638,208
     10,600      Rudolph Technologies, Inc.*............................         204,686
     95,900      Skyworks Solutions, Inc.*..............................         872,690
     10,900      Standard Microsystems Corp.*...........................         294,082
      8,200      Supertex, Inc.*........................................         147,108
     13,800      Three-Five Systems, Inc.*..............................          76,038
     14,800      Ultratech Stepper, Inc.*...............................         417,656
     22,300      Varian Semiconductor Equipment Associates, Inc.*.......         835,135
                                                                          --------------
                                                                              10,832,002
                                                                          --------------

                 SOFTWARE - 3.72%
      9,800      ANSYS, Inc.* ..........................................         348,292
     12,500      BARRA, Inc.*...........................................         469,375
     19,800      Captaris, Inc.*........................................         104,742
      8,300      Catapult Communications Corp.*.........................         104,414
     11,500      Concord Communications, Inc.*..........................         150,535
     11,500      EPIQ Systems, Inc.*....................................         195,040
     21,700      FactSet Research Systems, Inc. ........................         962,395
     23,600      FileNET Corp.*.........................................         473,652
     14,400      Gerber Scientific, Inc.*...............................         102,240
     22,900      Hyperion Solutions Corp.*..............................         661,123
     18,500      JDA Software Group, Inc.*..............................         275,095
     13,100      Kronos, Inc.*..........................................         693,121
     10,000      MapInfo Corp.*.........................................          95,900
     11,200      MICROS Systems, Inc.*..................................         382,480
     30,200      Midway Games, Inc.*....................................          89,392
     15,900      MRO Software, Inc.*....................................         217,035
     20,200      NYFIX, Inc.*...........................................         113,120
     15,700      Phoenix Technologies Ltd.*.............................          98,439
     22,400      Progress Software Corp.*...............................         481,600
     10,300      QRS Corp.*.............................................          87,550
     17,900      Radiant Systems, Inc.*.................................         112,054
     11,600      RadiSys Corp.*.........................................         209,264
     17,800      Roxio, Inc.*...........................................         154,326
     26,200      Serena Software, Inc.*.................................         487,320
     11,200      SPSS, Inc.*............................................         188,944
     21,900      Systems & Computer Technology Corp.*...................         228,417
     27,000      Take-Two Interactive Software, Inc.*...................         922,590
      8,800      Talx Corp. ............................................         216,656
     25,000      THQ, Inc.*.............................................         410,500
     24,200      Verity, Inc.*..........................................         316,294
                                                                          --------------
                                                                               9,351,905
                                                                          --------------
            MATERIALS - 4.36%
                 CHEMICALS - 1.84%

     14,600      Arch Chemicals, Inc. ..................................         303,680
     16,700      Cambrex Corp. .........................................         379,090
     18,400      Fuller (H.B.) Co. .....................................         446,568
     21,000      Georgia Gulf Corp. ....................................         490,350
     20,100      MacDermid, Inc. .......................................         531,645
      9,200      Material Sciences Corp.*...............................          94,024

SHARES                                                                        VALUE
------                                                                        -----
                 CHEMICALS (CONTINUED)
     18,400      OM Group, Inc.*........................................  $      269,376
     25,900      Omnova Solutions, Inc.*................................          90,909
      5,600      Penford Corp. .........................................          72,800
     59,400      PolyOne Corp.*.........................................         233,442
      6,100      Quaker Chemical Corp. .................................         141,886
     19,100      Schulman (A.), Inc. ...................................         302,926
     20,500      Scotts Co., Class A*...................................       1,121,350
     20,700      Wellman, Inc. .........................................         155,457
                                                                          --------------
                                                                               4,633,503
                                                                          --------------

                 CONSTRUCTION MATERIALS - 0.50%

     18,600      Florida Rock Industries, Inc. .........................         922,560
     13,700      Texas Industries, Inc. ................................         337,020
                                                                          --------------
                                                                               1,259,580
                                                                          --------------

                 CONTAINERS & PACKAGING - 0.70%

     23,400      AptarGroup, Inc. ......................................         858,546
     18,100      Caraustar Industries, Inc.*............................         158,013
     10,000      Chesapeake Corp. ......................................         225,400
     19,500      Myers Industries, Inc. ................................         195,195
     22,600      Rock-Tenn Co., Class A.................................         329,508
                                                                          --------------
                                                                               1,766,662
                                                                          --------------

                 METALS & MINING - 1.08%

     10,700      Brush Engineered Materials, Inc.* .....................         109,675
     10,200      Castle (A.M.) Co. .....................................          45,288
     13,700      Century Aluminum Co.*..................................         148,645
      6,700      Cleveland-Cliffs, Inc.*................................         171,520
     18,100      Commercial Metals Co. .................................         332,497
     10,400      Commonwealth Industries, Inc.*.........................          49,400
     10,000      IMCO Recycling, Inc.*..................................          61,500
     48,800      Massey Energy Co. .....................................         649,040
     10,400      Quanex Corp. ..........................................         349,440
     13,500      RTI International Metals, Inc. ........................         142,020
     16,100      Ryerson Tull, Inc. ....................................         125,580
     30,900      Steel Dynamics, Inc.*..................................         467,826
      6,300      Steel Technologies, Inc. ..............................          78,435
                                                                          --------------
                                                                               2,730,866
                                                                          --------------

                 PAPER & FOREST PRODUCTS - 0.24%

     24,000      Buckeye Technologies, Inc.* ...........................         218,160
      7,700      Deltic Timber Corp. ...................................         222,684
     10,100      Pope & Talbot, Inc. ...................................         152,712
                                                                          --------------
                                                                                 593,556
                                                                          --------------

            TELECOMMUNICATION SERVICES - 0.43%

                 DIVERSIFIED TELECOMMUNICATION - 0.36%

     15,400      Commonwealth Telephone Enterprises, Inc.* .............         618,002
     36,300      General Communication, Inc., Class A*..................         302,016
                                                                          --------------
                                                                                 920,018
                                                                          --------------

                       See Notes to Financial Statements.

COLUMBIA SMALL COMPANY INDEX FUND

SEPTEMBER 30, 2003 (UNAUDITED)

SHARES                                                                        VALUE
------                                                                        -----
                 WIRELESS TELECOMMUNICATION SERVICES - 0.07%
     11,800      Boston Communications Group, Inc.* ....................  $      117,658
     16,000      Metro One Telecommunications, Inc.*....................          55,680
                                                                          --------------
                                                                                 173,338
                                                                          --------------

            UTILITIES - 3.87%

                 ELECTRIC UTILITIES - 0.91%
      7,700      Central Vermont Public Service Corp. ..................         170,786
     10,200      CH Energy Group, Inc. .................................         448,800
     30,600      Cleco Corp. ...........................................         500,004
     31,200      El Paso Electric Co.*..................................         360,360
      3,200      Green Mountain Power Corp. ............................          72,160
      9,400      UIL Holdings Corp. ....................................         328,906
     21,800      Unisource Energy Corp. ................................         414,636
                                                                          --------------
                                                                               2,295,652
                                                                          --------------
                 GAS UTILITIES - 2.68%

     32,500      Atmos Energy Corp. ....................................         778,050
      7,200      Cascade Natural Gas Corp. .............................         141,120
     23,300      Energen Corp. .........................................         842,994
     12,400      Laclede Group, Inc. ...................................         334,924
     17,600      New Jersey Resources Corp. ............................         634,304
     16,700      Northwest Natural Gas Co. .............................         484,300
     10,400      NUI Corp. .............................................         155,480
     21,700      Piedmont Natural Gas Co. ..............................         846,300
     47,200      Southern Union Co.*....................................         802,400
     21,900      Southwest Gas Corp. ...................................         497,130
     23,000      Southwestern Energy Co.*...............................         416,300
     27,700      UGI Corp. .............................................         801,361
                                                                          --------------
                                                                               6,734,663
                                                                          --------------

                 MULTI-UTILITIES & UNREGULATED POWER - 0.19%

     31,300      Avista Corp. ..........................................         487,654
                                                                          --------------

                 WATER UTILITIES - 0.09%

      9,800      American States Water Co. .............................         230,986
                                                                          --------------

                 TOTAL COMMON STOCKS....................................     249,491,817
                                                                          --------------
                 (Cost $232,324,627)

INVESTMENT COMPANY - 0.36%

      7,800      Ishares S&P SmallCap 600 Index Fund....................         915,564
                                                                          --------------

                 TOTAL INVESTMENT COMPANY...............................         915,564
                                                                          --------------
                 (Cost $964,241)
PAR VALUE                                                                     VALUE
---------                                                                     -----
REPURCHASE AGREEMENT - 0.31%

$   773,000      Repurchase agreement with State
                 Street Bank & Trust Co., dated
                 09/30/03, due 10/01/03 at 0.900%,
                 collateralized by a U.S. Treasury
                 Bond maturing 02/15/27, market
                 value $793,813 (repurchase
                 proceeds $773,019).....................................  $      773,000
                                                                          --------------
                 TOTAL REPURCHASE AGREEMENT.............................         773,000
                                                                          --------------
                 (Cost $773,000)

TOTAL INVESTMENTS - 99.83%..............................................     251,180,381
                                                                          --------------
(Cost $234,061,868)(C)

NET OTHER ASSETS AND LIABILITIES - 0.17%................................         426,752
                                                                          --------------

NET ASSETS - 100.00%....................................................  $  251,607,133
                                                                          ==============

---------------------------
*     Non-income producing security.
(A)   Amount rounds to less than $1.
(B) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(C) Cost for both financial statement and federal income tax purposes is the same.
REIT  Real Estate Investment Trust

                       See Notes to Financial Statements.

COLUMBIA U.S. TREASURY INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)

PAR VALUE                                                                     VALUE
---------                                                                     -----
U.S. GOVERNMENT OBLIGATIONS - 98.17%

                 U.S. TREASURY NOTES - 63.92%

$ 2,550,000      5.88% 11/15/04.........................................  $    2,684,972
  4,700,000      2.00% 11/30/04.........................................       4,748,283
  4,000,000      1.63% 01/31/05.........................................       4,025,312
  1,250,000      7.50% 02/15/05.........................................       1,357,666
  5,500,000      1.50% 02/28/05.........................................       5,525,349
  4,000,000      1.63% 03/01/05.........................................       4,024,532
  4,600,000      1.63% 04/30/05.........................................       4,626,951
  4,150,000      6.75% 05/15/05.........................................       4,514,420
  5,700,000      1.25% 05/31/05.........................................       5,696,660
  7,000,000      1.50% 07/31/05.........................................       7,016,135
  5,250,000      6.50% 08/15/05.........................................       5,745,674
  1,800,000      6.88% 05/15/06.........................................       2,034,562
  3,325,000      7.00% 07/15/06.........................................       3,787,903
  3,750,000      2.38% 08/15/06.........................................       3,802,001
 10,150,000      6.50% 10/15/06.........................................      11,496,458
  4,850,000      3.50% 11/15/06.........................................       5,067,683
  3,500,000      4.38% 05/15/07.........................................       3,757,306
  4,050,000      3.00% 11/15/07.........................................       4,133,373
  4,215,000      5.63% 05/15/08.........................................       4,753,234
  6,700,000      5.50% 05/15/09.........................................       7,578,852
  1,600,000      6.50% 02/15/10.........................................       1,898,688
  6,200,000      5.75% 08/15/10.........................................       7,098,275
  3,700,000      5.00% 08/15/11.........................................       4,047,164
  2,000,000      4.88% 02/15/12.........................................       2,164,454
  2,450,000      4.00% 11/15/12.........................................       2,479,094
  3,750,000      3.88% 02/15/13.........................................       3,748,241
                                                                          --------------
                                                                             117,813,242
                                                                          --------------

                 U.S. TREASURY BONDS - 34.25%

  1,600,000      10.75% 08/15/05........................................       1,875,688
  4,925,000      12.00% 08/15/13........................................       6,978,686
  5,600,000      7.50% 11/15/16.........................................       7,310,190
  1,330,000      8.75% 05/15/17.........................................       1,911,564
  1,000,000      8.88% 08/15/17.........................................       1,452,344
  2,721,000      8.50% 02/15/20.........................................       3,902,828
  7,100,000      7.88% 02/15/21.........................................       9,701,759
  3,200,000      8.13% 08/15/21.........................................       4,480,874
  2,750,000      7.25% 08/15/22.........................................       3,561,786
  1,850,000      7.50% 11/15/24.........................................       2,479,144
 13,100,000      6.13% 11/15/27.........................................      15,172,970
  4,150,000      5.25% 02/15/29.........................................       4,303,031
                                                                          --------------
                                                                              63,130,864
                                                                          --------------
                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                 (Cost $171,934,287)....................................     180,944,106
                                                                          --------------

PAR VALUE                                                                     VALUE
---------                                                                     -----
REPURCHASE AGREEMENT - 0.94%
$ 1,741,000      Repurchase agreement with State Street Bank & Trust
                 Co., dated 09/30/03, due 10/01/03 at 0.900%,
                 collateralized by a U.S. Treasury Note maturing
                 11/15/21, market value $1,781,127 (repurchase proceeds
                 $1,741,044)............................................  $    1,741,000
                                                                          --------------
                 TOTAL REPURCHASE AGREEMENT.............................       1,741,000
                                                                          --------------
                 (Cost $1,741,000)

TOTAL INVESTMENTS - 99.11%..............................................     182,685,106
                                                                          --------------
(Cost $173,675,287) (A)

NET OTHER ASSETS AND LIABILITIES - 0.89%................................       1,635,258
                                                                          --------------

NET ASSETS - 100.00%....................................................  $  184,320,364
                                                                          ==============

---------------------------
(A)   Cost for federal income tax purposes is $175,712,206.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003 (UNAUDITED)

                                                                  COLUMBIA         COLUMBIA         COLUMBIA
                                                               LARGE COMPANY    SMALL COMPANY    U.S. TREASURY
                                                                 INDEX FUND       INDEX FUND       INDEX FUND
                                                               --------------   --------------   --------------
ASSETS:
  Investments (Note 2):
     Unaffiliated investments at cost.......................   $  741,672,358   $  234,061,868   $  173,675,287
                                                               --------------   --------------   --------------
     Affiliated investments at cost.........................        2,947,235               --               --
                                                               --------------   --------------   --------------
     Unaffiliated investments at value......................      750,124,031      251,180,381      182,685,106
     Affiliated investments at value........................        2,538,630               --               --
                                                               --------------   --------------   --------------
       Total investments at value...........................      752,662,661      251,180,381      182,685,106
  Cash......................................................          376,706              783              520
  Receivable for investments sold...........................               --          337,399               --
  Receivable for shares sold................................        1,862,547           49,615           30,754
  Interest and dividend receivables.........................          893,737          157,596        2,154,113
  Deferred Trustees' compensation plan......................              267            1,068              506
  Other assets..............................................              811            1,888            3,121
                                                               --------------   --------------   --------------
       Total Assets.........................................      755,796,729      251,728,730      184,874,120
                                                               --------------   --------------   --------------

LIABILITIES:
  Payable for investments purchased.........................        3,069,636               --               --
  Payable for shares repurchased............................        2,588,910           32,330          260,669
  Distributions payable.....................................               --               37          223,185
  Advisory fee payable (Note 4).............................           27,554           21,549           14,783
  Sub-account services fee payable (Note 4).................           70,981            1,633            7,420
  Administration fee payable (Note 4).......................          180,955           64,471           44,314
  Distribution and services Fees............................            4,929              509            2,879
  Trustees' fee.............................................            2,377               --               --
  Deferred Trustees' fee....................................              267            1,068              506
                                                               --------------   --------------   --------------
       Total Liabilities....................................        5,945,609          121,597          553,756
                                                               --------------   --------------   --------------
NET ASSETS..................................................   $  749,851,120   $  251,607,133   $  184,320,364
                                                               ==============   ==============   ==============

NET ASSETS CONSIST OF:
  Par value (Note 5)........................................   $       31,067   $       15,557   $       16,513
  Paid-in capital in excess of par value....................      737,342,265      240,838,377      178,241,585
  Undistributed (overdistributed) net investment income.....        6,627,130          631,456       (2,336,547)
  Accumulated net realized loss on investments sold.........       (2,192,410)      (6,996,770)        (611,006)
  Unrealized appreciation (depreciation) of investments.....        8,043,068       17,118,513        9,009,819
                                                               --------------   --------------   --------------
NET ASSETS..................................................   $  749,851,120   $  251,607,133   $  184,320,364
                                                               ==============   ==============   ==============

                       See Notes to Financial Statements.

SEPTEMBER 30, 2003 (UNAUDITED)

                                                                  COLUMBIA         COLUMBIA         COLUMBIA
                                                               LARGE COMPANY    SMALL COMPANY    U.S. TREASURY
                                                                 INDEX FUND       INDEX FUND       INDEX FUND
                                                               --------------   --------------   --------------
NET ASSETS:
  Class A...................................................   $    3,218,149   $      247,330   $    2,137,717
                                                               ==============   ==============   ==============
  Class B...................................................   $    3,775,884   $      345,922   $    1,368,386
                                                               ==============   ==============   ==============
  Class C...................................................   $      645,239   $      161,891   $    1,242,498
                                                               ==============   ==============   ==============
  Class Z...................................................   $  742,211,848   $  250,851,990   $  179,571,763
                                                               ==============   ==============   ==============

SHARES OF BENEFICIAL INTEREST OUTSTANDING:
  Class A...................................................          133,560           15,316          191,520
                                                               ==============   ==============   ==============
  Class B...................................................          157,846           21,565          122,591
                                                               ==============   ==============   ==============
  Class C...................................................           26,914           10,084          111,308
                                                               ==============   ==============   ==============
  Class Z...................................................       30,748,220       15,509,712       16,087,472
                                                               ==============   ==============   ==============

CLASS A:
  Net asset value per share (a).............................   $        24.10   $        16.15   $        11.16
                                                               ==============   ==============   ==============
  Maximum sales charge......................................             5.75%            5.75%            4.75%
                                                               ==============   ==============   ==============
  Maximum offering price per share (b)......................   $        25.57   $        17.14   $        11.72
                                                               ==============   ==============   ==============

CLASS B:
  Net asset value and offering price per share (a)..........   $        23.92   $        16.04   $        11.16
                                                               ==============   ==============   ==============

CLASS C:
  Net asset value and offering price per share (a)..........   $        23.97   $        16.05   $        11.16
                                                               ==============   ==============   ==============

CLASS Z:
  Net asset value, offering and redemption price per
     share..................................................   $        24.14   $        16.17   $        11.16
                                                               ==============   ==============   ==============

---------------------------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)   On sales of $50,000 or more the offering price is reduced.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

                                                                  COLUMBIA         COLUMBIA         COLUMBIA
                                                               LARGE COMPANY    SMALL COMPANY    U.S. TREASURY
                                                                 INDEX FUND       INDEX FUND       INDEX FUND
                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends (Note 2)........................................   $    6,088,852   $    1,099,826   $           --
  Dividends from affiliates (Note 2)........................           58,048               --               --
  Interest (Note 2).........................................           22,637            5,233        3,673,011
  Less: foreign withholding tax.............................               --             (575)              --
                                                               --------------   --------------   --------------
     Total investment income................................        6,169,537        1,104,484        3,673,011
                                                               --------------   --------------   --------------

EXPENSES:
  Investment advisory fee (Note 4)..........................          356,489          119,153           91,686
  Sub-account services fee (Note 4).........................          328,760            7,833           23,464
  Administration fee (Note 4)...............................        1,061,109          357,459          275,060
  Service fee (Note 4):
     Class A................................................            3,204               52            1,461
     Class B................................................            2,309              264            1,366
     Class C................................................              474              116            1,080
  Distribution fee (Note 4):
     Class B................................................            6,900              793            4,098
     Class C................................................            1,414              349            3,257
  Trustees' fee (Note 4)....................................            6,409            6,764            3,509
  Miscellaneous.............................................            9,585            2,802            1,845
                                                               --------------   --------------   --------------
     Total expenses before reimbursement/waiver.............        1,776,653          495,585          406,826
                                                               --------------   --------------   --------------
     Less: reimbursement by Administrator for Class Z shares
       (Note 4).............................................          (35,414)              --           (9,016)
     Less: waiver by Advisor................................         (111,376)              --               --
     Less: waiver by Distributor for Class C shares (Note
       4)...................................................               --               --             (653)
                                                               --------------   --------------   --------------
     Total expenses net of reimbursement/waiver.............        1,629,863          495,585          397,157
                                                               --------------   --------------   --------------
NET INVESTMENT INCOME.......................................        4,539,674          608,899        3,275,854
                                                               --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE
2):
  Net realized gain on investments sold.....................        2,938,476           17,351        1,134,047
  Net realized gain on affiliated investments...............            3,090               --               --
  Net change in unrealized appreciation (depreciation) on
     investments............................................      103,304,241       55,350,818       (1,588,542)
                                                               --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      106,245,807       55,368,169         (454,495)
                                                               --------------   --------------   --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $  110,785,481   $   55,977,068   $    2,821,359
                                                               ==============   ==============   ==============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                            COLUMBIA LARGE COMPANY INDEX FUND   COLUMBIA SMALL COMPANY INDEX FUND
                                                            ---------------------------------   ---------------------------------
                                                              SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                                 ENDED             ENDED             ENDED             ENDED
                                                             SEPTEMBER 30,       MARCH 31,       SEPTEMBER 30,       MARCH 31,
                                                                 2003              2003              2003              2003
                                                            ---------------   ---------------   ---------------   ---------------
                                                              (UNAUDITED)                         (UNAUDITED)
NET ASSETS AT BEGINNING OF PERIOD........................   $  610,078,059    $  841,016,377    $  202,282,181    $  291,111,392
                                                            --------------    --------------    --------------    --------------

Increase (decrease) in net assets resulting from
operations:
  Net investment income..................................        4,539,674         8,325,012           608,899         1,121,786
  Net realized gain (loss) on investments sold and
     futures contracts...................................        2,941,566           197,637            17,351        (2,521,709)
  Net change in unrealized appreciation (depreciation) of
     investments.........................................      103,304,241      (215,174,924)       55,350,818       (72,514,278)
                                                            --------------    --------------    --------------    --------------
     Net increase (decrease) in net assets resulting from
       operations........................................      110,785,481      (206,652,275)       55,977,068       (73,914,201)
                                                            --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Class A.............................................               --               (45)               --                (6)
     Class B.............................................               --               (11)               --                (6)
     Class C.............................................               --               (11)               --                (5)
     Class Z.............................................               --        (7,332,236)               --        (1,316,551)
  Net realized gain on investments:
     Class A.............................................               --               (10)               --               (16)
     Class B.............................................               --                (3)               --               (16)
     Class C.............................................               --                (3)               --               (16)
     Class Z.............................................               --        (1,692,047)               --        (3,677,761)
  Return of capital:
     Class A.............................................               --                --                --                (1)
     Class B.............................................               --                --                --                (1)
     Class C.............................................               --                --                --                (1)
     Class Z.............................................               --                --                --          (256,394)
                                                            --------------    --------------    --------------    --------------
       Total Distributions...............................               --        (9,024,366)               --        (5,250,774)
                                                            --------------    --------------    --------------    --------------
SHARE TRANSACTIONS:
Class A:
  Net proceeds from sales of shares......................        8,456,820           205,353           260,817             4,244
  Issued to shareholders in reinvestment of dividends....               --                55                --                23
  Cost of shares repurchased.............................       (5,551,294)          (32,320)          (10,368)               --
                                                            --------------    --------------    --------------    --------------
     Net increase........................................        2,905,526           173,088           250,449             4,267
                                                            --------------    --------------    --------------    --------------
Class B:
  Net proceeds from sales of shares......................        3,372,268           565,517           240,053           102,520
  Issued to shareholders in reinvestment of dividends....               --                14                --                23
  Cost of shares repurchased.............................         (255,047)          (32,382)          (24,300)           (1,432)
                                                            --------------    --------------    --------------    --------------
     Net increase........................................        3,117,221           533,149           215,753           101,111
                                                            --------------    --------------    --------------    --------------
Class C:
  Net proceeds from sales of shares......................          476,986           268,404           254,062            18,753
  Issued to shareholders in reinvestment of dividends....               --                14                --                22
  Cost of shares repurchased.............................          (51,958)          (82,368)         (102,822)          (16,900)
                                                            --------------    --------------    --------------    --------------
     Net increase........................................          425,028           186,050           151,240             1,875
                                                            --------------    --------------    --------------    --------------
Class Z:
  Net proceeds from sales of shares......................      105,978,263       198,629,678         8,347,102        48,170,305
  Issued to shareholders in reinvestment of dividends....               --         7,768,360                --         4,929,919
  Cost of shares repurchased.............................      (83,438,458)     (222,552,002)      (15,616,660)      (62,871,713)
                                                            --------------    --------------    --------------    --------------
     Net increase (decrease).............................       22,539,805       (16,153,964)       (7,269,558)       (9,771,489)
                                                            --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets from share
     transactions........................................       28,987,580       (15,261,677)       (6,652,116)       (9,664,236)
                                                            --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets..................      139,773,061      (230,938,318)       49,324,952       (88,829,211)
                                                            --------------    --------------    --------------    --------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)...........   $  749,851,120    $  610,078,059    $  251,607,133    $  202,282,181
                                                            ==============    ==============    ==============    ==============
  (A) Undistributed (overdistributed) net investment
     income..............................................   $    6,627,130    $    2,087,456    $      631,456    $       22,557
                                                            ==============    ==============    ==============    ==============

                       See Notes to Financial Statements.

COLUMBIA U.S. TREASURY INDEX FUND
---------------------------------
  SIX MONTHS           YEAR
     ENDED             ENDED
 SEPTEMBER 30,       MARCH 31,
     2003              2003
---------------   ---------------
  (UNAUDITED)
$  184,611,488    $  160,180,325
---------------   ---------------

     3,275,854         7,422,952
     1,134,047         4,713,565
    (1,588,542)        9,288,523
---------------   ---------------
     2,821,359        21,425,040
---------------   ---------------
       (25,890)           (2,587)
       (20,370)           (2,924)
       (17,001)             (679)
    (4,298,974)       (7,990,066)
            --                --
            --                --
            --                --
            --                --
            --                --
            --                --
            --                --
            --                --
---------------   ---------------
    (4,362,235)       (7,996,256)
---------------   ---------------
     2,118,902           603,594
        23,116             2,469
      (493,781)         (129,517)
---------------   ---------------
     1,648,237           476,546
---------------   ---------------
       881,904           730,910
        17,668             2,127
      (190,909)          (55,800)
---------------   ---------------
       708,663           677,237
---------------   ---------------
     1,013,574           417,379
        15,917               588
      (180,275)               --
---------------   ---------------
       849,216           417,967
---------------   ---------------
    11,609,360        50,646,981
     2,961,268         5,728,937
   (16,526,992)      (46,945,289)
---------------   ---------------
    (1,956,364)        9,430,629
---------------   ---------------
     1,249,752        11,002,379
---------------   ---------------
      (291,124)       24,431,163
---------------   ---------------
$  184,320,364    $  184,611,488
===============   ===============
$   (2,336,547)   $   (1,250,166)
===============   ===============

                                                            COLUMBIA LARGE COMPANY INDEX FUND   COLUMBIA SMALL COMPANY INDEX FUND
                                                            ---------------------------------   ---------------------------------
                                                              SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                                 ENDED             ENDED             ENDED             ENDED
                                                             SEPTEMBER 30,       MARCH 31,       SEPTEMBER 30,       MARCH 31,
                                                                 2003              2003              2003              2003
                                                            ---------------   ---------------   ---------------   ---------------
                                                              (UNAUDITED)                         (UNAUDITED)
OTHER INFORMATION:
SHARE TRANSACTIONS:
Class A:
  Sold...................................................          365,532             9,891            15,692               322
  Issued to shareholders in reinvestment of dividends....               --                 3                --                 2
  Repurchased............................................         (240,271)           (1,595)             (700)               --
                                                            --------------    --------------    --------------    --------------
     Net increase........................................          125,261             8,299            14,992               324
                                                            --------------    --------------    --------------    --------------
Class B:
  Sold...................................................          143,318            27,095            15,616             7,585
  Issued to shareholders in reinvestment of dividends....               --                 6                --                 1
  Repurchased............................................          (11,082)           (1,491)           (1,523)             (114)
                                                            --------------    --------------    --------------    --------------
     Net increase........................................          132,236            25,610            14,093             7,472
                                                            --------------    --------------    --------------    --------------
Class C:
  Sold...................................................           20,056            13,342            16,859             1,378
  Issued to shareholders in reinvestment of dividends....               --                 1                --                 2
  Repurchased............................................           (2,208)           (4,277)           (6,847)           (1,308)
                                                            --------------    --------------    --------------    --------------
     Net increase........................................           17,848             9,066            10,012                72
                                                            --------------    --------------    --------------    --------------
Class Z:
  Sold...................................................        4,511,609         8,940,608           549,237         3,345,923
  Issued to shareholders in reinvestment of dividends....               --           359,147                --           356,982
  Repurchased............................................       (3,548,807)      (10,042,687)       (1,031,229)       (4,484,367)
                                                            --------------    --------------    --------------    --------------
     Net increase (decrease).............................          962,802          (742,932)         (481,992)         (781,462)
                                                            --------------    --------------    --------------    --------------

                       See Notes to Financial Statements.

COLUMBIA U.S. TREASURY INDEX FUND
---------------------------------
  SIX MONTHS           YEAR
     ENDED             ENDED
 SEPTEMBER 30,       MARCH 31,
     2003              2003
---------------   ---------------
  (UNAUDITED)
       191,489            53,786
         2,080               219
       (44,476)          (11,578)
---------------   ---------------
       149,093            42,427
---------------   ---------------
        77,864            65,113
         1,584               189
       (17,134)           (5,025)
---------------   ---------------
        62,314            60,277
---------------   ---------------
        89,244            36,718
         1,429                53
       (16,136)               --
---------------   ---------------
        74,537            36,771
---------------   ---------------
     1,047,794         4,590,292
       264,739           519,835
    (1,485,953)       (4,250,833)
---------------   ---------------
      (173,420)          859,294
---------------   ---------------

COLUMBIA LARGE COMPANY INDEX FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               SIX MONTHS ENDED      PERIOD ENDED
                                                                SEPTEMBER 30,         MARCH 31,
CLASS A SHARES                                                       2003              2003 (A)
                                                               ----------------      ------------
                                                                 (UNAUDITED)
Net Asset Value, Beginning of Period........................   $          20.44      $      22.19
                                                               ----------------      ------------
Income from Investment Operations:
Net investment income(b)....................................               0.12              0.07
Net realized and unrealized gain (loss) on investments......               3.54             (1.51)
                                                               ----------------      ------------
     Total from Investment Operations.......................               3.66             (1.44)
                                                               ----------------      ------------

Less Distributions Declared to Shareholders:
From net investment income..................................                 --             (0.25)
From net realized gains.....................................                 --             (0.06)
                                                               ----------------      ------------
     Total Distributions Declared to Shareholders...........                 --             (0.31)
                                                               ----------------      ------------
Net Asset Value, End of Period..............................   $          24.10      $      20.44
                                                               ================      ============
Total Return(c)(d)(f).......................................              17.91%            (6.58)%

Ratios to Average Net Assets/Supplemental Data:
Expenses(e).................................................               0.62%             0.65%
Net investment income(e)....................................               1.02%             1.13%
Waiver/reimbursement(e).....................................               0.03%               --
Portfolio turnover rate.....................................                  5%(d)            13%
Net assets, end of period (000's)...........................   $          3,218      $        170

---------------------------
(a) Class A shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.
(f) Had the Advisor not waived a portion of expenses, total return would have been reduced.

                       See Notes to Financial Statements.

COLUMBIA LARGE COMPANY INDEX FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               SIX MONTHS ENDED      PERIOD ENDED
                                                                SEPTEMBER 30,         MARCH 31,
CLASS B SHARES                                                       2003              2003 (A)
                                                               ----------------      ------------
                                                                 (UNAUDITED)
Net Asset Value, Beginning of Period........................   $          20.35      $      22.19
                                                               ----------------      ------------
Income from Investment Operations:
Net investment income(b)....................................               0.04              0.03
Net realized and unrealized gain (loss) on investments......               3.53             (1.56)
                                                               ----------------      ------------
     Total from Investment Operations.......................               3.57             (1.53)
                                                               ----------------      ------------

Less Distributions Declared to Shareholders:
From net investment income..................................                 --             (0.25)
From net realized gains.....................................                 --             (0.06)
                                                               ----------------      ------------
     Total Distributions Declared to Shareholders...........                 --             (0.31)
                                                               ----------------      ------------
Net Asset Value, End of Period..............................   $          23.92      $      20.35
                                                               ================      ============
Total Return(c)(d)..........................................              17.54%(f)         (7.00)%

Ratios to Average Net Assets/Supplemental Data:
Expenses(e).................................................               1.37%             1.40%
Net investment income (e)...................................               0.35%             0.50%
Waiver/reimbursement(e).....................................               0.03%               --
Portfolio turnover rate.....................................                  5%(d)            13%
Net assets, end of period (000's)...........................   $          3,776      $        521

---------------------------
(a) Class B shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.
(f) Had the Advisor not waived a portion of expenses, total return would have been reduced.

                       See Notes to Financial Statements.

COLUMBIA LARGE COMPANY INDEX FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                SIX MONTHS
                                                                   ENDED          PERIOD ENDED
                                                               SEPTEMBER 30,       MARCH 31,
CLASS C SHARES                                                     2003             2003 (A)
                                                               -------------      ------------
                                                                (UNAUDITED)
Net Asset Value, Beginning of Period........................   $       20.40      $      22.19
                                                               -------------      ------------
Income from Investment Operations:
Net investment income(b)....................................            0.04              0.02
Net realized and unrealized gain (loss) on investments......            3.53             (1.50)
                                                               -------------      ------------
     Total from Investment Operations.......................            3.57             (1.48)
                                                               -------------      ------------

Less Distributions Declared to Shareholders:
From net investment income..................................              --             (0.25)
From net realized gains.....................................              --             (0.06)
                                                               -------------      ------------
     Total Distributions Declared to Shareholders...........              --             (0.31)
                                                               -------------      ------------
Net Asset Value, End of Period..............................   $       23.97      $      20.40
                                                               =============      ============
Total Return(c)(d)(f).......................................           17.50%            (6.77)%

Ratios to Average Net Assets/Supplemental Data:
Expenses(e).................................................            1.37%             1.40%
Net investment income(e)....................................            0.35%             0.37%
Waiver/reimbursement(e).....................................            0.03%               --
Portfolio turnover rate.....................................               5%(d)            13%
Net assets, end of period (000's)...........................   $         645      $        185

---------------------------
(a) Class C shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.
(f) Had the Advisor not waived a portion of expenses, total return would have been reduced.

                       See Notes to Financial Statements.

COLUMBIA LARGE COMPANY INDEX FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                SIX MONTHS
                                   ENDED                                        YEAR ENDED MARCH 31,
                               SEPTEMBER 30,       ------------------------------------------------------------------------------
CLASS Z SHARES                     2003             2003 (A)           2002             2001             2000             1999
                               -------------       ----------       ----------       ----------       ----------       ----------
                                (UNAUDITED)
Net Asset Value, Beginning
  of Period.................    $    20.45         $    27.55       $    29.32       $    42.14       $    36.90       $    31.92
                                ----------         ----------       ----------       ----------       ----------       ----------
Income from Investment
  Operations:
Net investment income(b)....          0.15(c)            0.28(c)          0.25             0.26             0.32             0.35
Net realized and unrealized
  gain (loss) on investments
  and futures contracts.....          3.54              (7.07)           (0.33)           (8.85)            5.93             5.38
                                ----------         ----------       ----------       ----------       ----------       ----------
     Total from Investment
       Operations...........          3.69              (6.79)           (0.08)           (8.59)            6.25             5.73
                                ----------         ----------       ----------       ----------       ----------       ----------

Less Distributions Declared
  to Shareholders:
From net investment
  income....................            --              (0.25)           (0.25)           (0.26)           (0.33)           (0.36)
From net realized gains.....            --              (0.06)           (1.44)           (3.97)           (0.68)           (0.39)
                                ----------         ----------       ----------       ----------       ----------       ----------
     Total Distributions
       Declared to
       Shareholders.........            --              (0.31)           (1.69)           (4.23)           (1.01)           (0.75)
                                ----------         ----------       ----------       ----------       ----------       ----------
Net Asset Value, End of
  Period....................    $    24.14         $    20.45       $    27.55       $    29.32       $    42.14       $    36.90
                                ==========         ==========       ==========       ==========       ==========       ==========
Total Return(d).............         18.04%(e)(f)      (24.72)%(f)       (0.08)%         (21.54)%          17.20%           18.15%

Ratios to Average Net
  Assets/Supplemental Data:
Expenses....................          0.45%(g)           0.51%            0.49%            0.47%            0.47%            0.47%
Net investment income.......          1.27%(g)           1.24%            0.88%            0.74%            0.88%            1.11%
Waiver/reimbursement........          0.04%(g)             --%(h)         0.01%            0.01%              --               --
Portfolio turnover rate.....             5%(e)             13%               8%              15%              12%               3%
Net assets, end of period
  (000's)...................    $  742,212         $  609,202       $  841,016       $  821,147       $1,065,129       $  828,899

---------------------------
(a) On December 9, 2002, the Galaxy II Large Company Index Fund was redesignated Liberty Large Company Index Fund, Class Z shares.
(b) Net investment income per share before reimbursement of certain expenses for the period ended September 30, 2003 and the years ended March 31, 2003, 2002, 2001, 2000, and 1999 was $0.15, $0.28, $0.25, $0.26, $0.32, and $0.35,
    respectively.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Not annualized.
(f) Had the Advisor/Administrator not waived a portion of expenses, total return would have been reduced.
(g) Annualized.
(h) Rounds to less than 0.01%.

                       See Notes to Financial Statements.

COLUMBIA SMALL COMPANY INDEX FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                SIX MONTHS
                                                                   ENDED          PERIOD ENDED
                                                               SEPTEMBER 30,       MARCH 31,
CLASS A SHARES                                                     2003             2003 (A)
                                                               -------------      ------------
                                                                (UNAUDITED)
Net Asset Value, Beginning of Period........................   $       12.63      $      14.19
                                                               -------------      ------------
Income from Investment Operations:
Net investment income (b)...................................            0.02              0.02
Net realized and unrealized gain (loss) on investments......            3.50             (1.26)
                                                               -------------      ------------
     Total from Investment Operations.......................            3.52             (1.24)
                                                               -------------      ------------

Less Distributions Declared to Shareholders:
From net investment income..................................              --             (0.09)
From net realized gains.....................................              --             (0.23)
Return of capital...........................................              --                --(c)
                                                               -------------      ------------
     Total Distributions Declared to Shareholders...........              --             (0.32)
                                                               -------------      ------------
Net Asset Value, End of Period..............................   $       16.15      $      12.63
                                                               =============      ============
Total Return (d)(e).........................................           27.87%            (8.91)%

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)................................................            0.65%             0.65%
Net investment income (f)...................................            0.26%             0.34%
Portfolio turnover rate.....................................               7%(e)            27%
Net assets, end of period (000's)...........................   $         247      $          4

---------------------------
(a) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) Annualized.

                       See Notes to Financial Statements.

COLUMBIA SMALL COMPANY INDEX FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                SIX MONTHS
                                                                   ENDED          PERIOD ENDED
                                                               SEPTEMBER 30,       MARCH 31,
CLASS B SHARES                                                     2003             2003 (A)
                                                               -------------      ------------
                                                                (UNAUDITED)
Net Asset Value, Beginning of Period........................   $       12.60      $      14.19
                                                               -------------      ------------
Income from Investment Operations:
Net investment loss (b).....................................           (0.04)            (0.02)
Net realized and unrealized gain (loss) on investments......            3.48             (1.25)
                                                               -------------      ------------
     Total from Investment Operations.......................            3.44             (1.27)
                                                               -------------      ------------

Less Distributions Declared to Shareholders:
From net investment income..................................              --             (0.09)
From net realized gains.....................................              --             (0.23)
Return of capital...........................................              --                --(c)
                                                               -------------      ------------
     Total Distributions Declared to Shareholders...........              --             (0.32)
                                                               -------------      ------------
Net Asset Value, End of Period..............................   $       16.04      $      12.60
                                                               =============      ============
Total Return(d)(e)..........................................           27.30%            (9.15)%

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)................................................            1.40%             1.40%
Net investment loss (f).....................................           (0.47)%           (0.40)%
Portfolio turnover rate.....................................               7%(e)            27%
Net assets, end of period (000's)...........................   $         346      $         94

---------------------------
(a) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Not annualized.
(f) Annualized.

                       See Notes to Financial Statements.

COLUMBIA SMALL COMPANY INDEX FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                SIX MONTHS
                                                                   ENDED          PERIOD ENDED
                                                               SEPTEMBER 30,       MARCH 31,
CLASS C SHARES                                                     2003             2003 (A)
                                                               -------------      ------------
                                                                (UNAUDITED)
Net Asset Value, Beginning of Period........................   $       12.62      $      14.19
                                                               -------------      ------------
Income from Investment Operations:
Net investment loss(b)......................................           (0.04)            (0.03)
Net realized and unrealized gain (loss) on investments......            3.47             (1.22)
                                                               -------------      ------------
     Total from Investment Operations.......................            3.43             (1.25)
                                                               -------------      ------------

Less Distributions Declared to Shareholders:
From net investment income..................................              --             (0.09)
From net realized gains.....................................              --             (0.23)
Return of capital...........................................              --                --(c)
                                                               -------------      ------------
     Total Distributions Declared to Shareholders...........              --             (0.32)
                                                               -------------      ------------
Net Asset Value, End of Period..............................   $       16.05      $      12.62
                                                               =============      ============
Total Return (d)(e).........................................           27.18%            (9.01)%

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)................................................            1.40%             1.40%
Net investment loss (f).....................................           (0.47)%           (0.70)%
Portfolio turnover rate.....................................               7%(e)            27%
Net assets, end of period (000's)...........................   $         162      $          1

---------------------------
(a) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Not annualized.
(f) Annualized.

                       See Notes to Financial Statements.

COLUMBIA SMALL COMPANY INDEX FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                SIX MONTHS
                                   ENDED                                        YEAR ENDED MARCH 31,
                               SEPTEMBER 30,       ------------------------------------------------------------------------------
CLASS Z SHARES                     2003             2003 (A)           2002             2001             2000             1999
                               -------------       ----------       ----------       ----------       ----------       ----------
                                (UNAUDITED)
Net Asset Value, Beginning
  of Period.................    $    12.64         $    17.36       $    15.15       $    17.92       $    15.22       $    20.73
                                ----------         ----------       ----------       ----------       ----------       ----------
Income from Investment
  Operations:
Net investment income(b)....          0.04(c)            0.07(c)          0.08             0.07             0.09             0.10
Net realized and unrealized
  gain (loss) on investments
  and futures contracts.....          3.49              (4.46)            3.04            (0.47)            4.31            (4.04)
                                ----------         ----------       ----------       ----------       ----------       ----------
     Total from Investment
       Operations...........          3.53              (4.39)            3.12            (0.40)            4.40            (3.94)
                                ----------         ----------       ----------       ----------       ----------       ----------

Less Distributions Declared
  to Shareholders:
From net investment
  income....................            --              (0.08)           (0.11)           (0.04)           (0.09)           (0.09)
From net realized gains.....            --              (0.23)           (0.80)           (2.33)           (1.61)           (1.48)
Return of capital...........            --              (0.02)              --               --               --               --
                                ----------         ----------       ----------       ----------       ----------       ----------
     Total Distributions
       Declared to
       Shareholders.........            --              (0.33)           (0.91)           (2.37)           (1.70)           (1.57)
                                ----------         ----------       ----------       ----------       ----------       ----------
Net Asset Value, End of
  Period....................    $    16.17         $    12.64       $    17.36       $    15.15       $    17.92       $    15.22
                                ==========         ==========       ==========       ==========       ==========       ==========
Total Return(d).............         27.93%(e)         (25.47)%(f)       21.32%           (2.33)%          30.52%          (19.19)%

Ratios to Average Net
  Assets/Supplemental Data:
Expenses....................          0.41%(g)           0.41%            0.41%            0.41%            0.41%            0.40%
Net investment income.......          0.51%(g)           0.47%            0.43%            0.48%            0.53%            0.56%
Waiver/reimbursement........            --                 --%(h)           --               --               --             0.01%
Portfolio turnover rate.....             7%(e)             27%              21%              41%              36%              22%
Net assets, end of period
  (000's)...................    $  250,852         $  202,183       $  291,111       $  253,860       $  279,914       $  259,903

---------------------------
(a) On November 25, 2002, the Galaxy II Small Company Index Fund was redesignated Liberty Small Company Index Fund, Class Z shares.
(b) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the period ended September 30, 2003 and the years ended March 31, 2003, 2002, 2001, 2000, and 1999 was $0.04, $0.07, $0.08,
    $0.07, $0.09, and $0.10, respectively.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Not annualized.
(f) Had the Administrator not waived a portion of expenses, total return would have been reduced.
(g) Annualized.
(h) Rounds to less than 0.01%.

                       See Notes to Financial Statements.

COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                SIX MONTHS
                                                                   ENDED          PERIOD ENDED
                                                               SEPTEMBER 30,       MARCH 31,
CLASS A SHARES                                                     2003             2003 (A)
                                                               -------------      ------------
                                                                (UNAUDITED)
Net Asset Value, Beginning of Period........................   $       11.25      $      11.05
                                                               -------------      ------------
Income from Investment Operations:
Net investment income(b)....................................            0.18              0.19
Net realized and unrealized gain (loss) on investments......           (0.02)             0.15
                                                               -------------      ------------
     Total from Investment Operations.......................            0.16              0.34
                                                               -------------      ------------

Less Distributions Declared to Shareholders:
From net investment income..................................           (0.25)            (0.14)
                                                               -------------      ------------
Net Asset Value, End of Period..............................   $       11.16      $      11.25
                                                               =============      ============
Total Return(c)(d)..........................................            1.47%             3.12%

Ratios to Average Net Assets/Supplemental Data:
Expenses(e).................................................            0.65%             0.65%
Net investment income(e)....................................            3.15%             4.86%
Portfolio turnover rate.....................................              27%(d)            48%
Net assets, end of period (000's)...........................   $       2,138      $        477

---------------------------
(a) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.

                       See Notes to Financial Statements.

COLUMBIA U.S. TREASURY INDEX FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                SIX MONTHS
                                                                   ENDED          PERIOD ENDED
                                                               SEPTEMBER 30,       MARCH 31,
CLASS B SHARES                                                     2003             2003 (A)
                                                               -------------      ------------
                                                                (UNAUDITED)
Net Asset Value, Beginning of Period........................   $       11.25      $      11.05
                                                               -------------      ------------
Income from Investment Operations:
Net investment income(b)....................................            0.14              0.17
Net realized and unrealized gain (loss) on investments......           (0.02)             0.15
                                                               -------------      ------------
     Total from Investment Operations.......................            0.12              0.32
                                                               -------------      ------------

Less Distributions Declared to Shareholders:
From net investment income..................................           (0.21)            (0.12)
                                                               -------------      ------------
Net Asset Value, End of Period..............................   $       11.16      $      11.25
                                                               =============      ============
Total Return(c)(d)..........................................            1.09%             2.87%

Ratios to Average Net Assets/Supplemental Data:
Expenses(e).................................................            1.40%             1.40%
Net investment income(e)....................................            2.49%             4.25%
Portfolio turnover rate.....................................              27%(d)            48%
Net assets, end of period (000's)...........................   $       1,368      $        678

---------------------------
(a) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.

                       See Notes to Financial Statements.

COLUMBIA U.S. TREASURY INDEX FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                SIX MONTHS
                                                                   ENDED          PERIOD ENDED
                                                               SEPTEMBER 30,       MARCH 31,
CLASS C SHARES                                                     2003             2003 (A)
                                                               -------------      ------------
                                                                (UNAUDITED)
Net Asset Value, Beginning of Period........................   $       11.25      $      11.05
                                                               -------------      ------------
Income from Investment Operations:
Net investment income(b)....................................            0.15              0.27
Net realized and unrealized gain (loss) on investments......           (0.02)             0.05
                                                               -------------      ------------
     Total from Investment Operations.......................            0.13              0.32
                                                               -------------      ------------

Less Distributions Declared to Shareholders:
From net investment income..................................           (0.22)            (0.12)
                                                               -------------      ------------
Net Asset Value, End of Period..............................   $       11.16      $      11.25
                                                               =============      ============
Total Return(c)(d)(e).......................................            1.17%             2.92%

Ratios to Average Net Assets/Supplemental Data:
Expenses(f).................................................            1.25%             1.25%
Net investment income(f)....................................            2.66%             6.87%
Waiver/reimbursement(f).....................................            0.15%             0.15%
Portfolio turnover rate.....................................              27%(e)            48%
Net assets, end of period (000's)...........................   $       1,242      $        414

---------------------------
(a) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Annualized.

                       See Notes to Financial Statements.

COLUMBIA U.S. TREASURY INDEX FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                SIX MONTHS
                                   ENDED                                        YEAR ENDED MARCH 31,
                               SEPTEMBER 30,       ------------------------------------------------------------------------------
CLASS Z SHARES                     2003             2003 (A)           2002             2001             2000             1999
                               -------------       ----------       ----------       ----------       ----------       ----------
                                (UNAUDITED)
Net Asset Value, Beginning
  of Period.................    $    11.26         $    10.40       $    10.66       $    10.13       $    10.54       $    10.50
                                ----------         ----------       ----------       ----------       ----------       ----------
Income from Investment
  Operations:
Net investment income(b)....          0.20(c)            0.46(c)          0.51(d)          0.61             0.61             0.61
Net realized and unrealized
  gain (loss) on investments
  and futures contracts.....         (0.03)              0.90            (0.19)(d)         0.53            (0.38)            0.05
                                ----------         ----------       ----------       ----------       ----------       ----------
     Total from Investment
       Operations...........          0.17               1.36             0.32             1.14             0.23             0.66
                                ----------         ----------       ----------       ----------       ----------       ----------
Less Distributions Declared
  to Shareholders:
From net investment
  income....................         (0.27)             (0.50)           (0.58)           (0.61)           (0.64)           (0.62)
                                ----------         ----------       ----------       ----------       ----------       ----------
Net Asset Value, End of
  Period....................    $    11.16         $    11.26       $    10.40       $    10.66       $    10.13       $    10.54
                                ==========         ==========       ==========       ==========       ==========       ==========
Total Return(d).............          1.50%(e)(f)       13.28%(f)         3.03%           11.60%            2.39%            6.38%

Ratios to Average Net
  Assets/Supplemental Data:
Expenses....................          0.42%(g)           0.42%            0.42%            0.42%            0.41%            0.41%
Net investment income.......          3.57%(g)           4.21%            4.84%(d)         5.90%            5.95%            5.77%
Waiver/reimbursement........          0.01%(g)             --%(h)         0.01%              --               --               --
Portfolio turnover rate.....            27%(e)             48%              47%              53%              56%              70%
Net assets, end of period
  (000's)...................    $  179,572         $  183,042       $  160,180       $  163,619       $  160,389       $  202,420

---------------------------
(a) On November 25, 2002, the Galaxy II U.S. Treasury Index Fund was redesignated Liberty U.S. Treasury Index Fund, Class Z shares.
(b) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the period ended September 30, 2003 and the years ended March 31, 2003, 2002, 2001, 2000 and 1999 was $0.20, $0.46, $0.51,
    $0.61, $0.61 and $0.61, respectively.
(c) Per share data was calculated using average shares outstanding during the period.
(d) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective April 1, 2001. The effect of the changes for the year ended March 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets is $(0.07), $0.07 and (0.63)%, respectively.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Not annualized.
(f) Had the Administrator not waived a portion of expenses, total return would have been reduced.
(g) Annualized.
(h) Rounds to less than 0.01%.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (UNAUDITED)

NOTE 1. ORGANIZATION

   Columbia Large Company Index Fund ("Large Company Index"), Columbia Small Company Index Fund ("Small Company Index"), and Columbia U.S. Treasury Index Fund ("U.S. Treasury Index") are each a series of the Columbia Funds Trust V ("Trust") (individually referred to as a "Fund", collectively referred to as the "Funds") and are diversified portfolios. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as amended, as an open-end management investment company.

   Each Fund's investment goal seeks to provide investment results that match the price and yield performance of its index. The Funds may issue an unlimited number of shares. The Funds each offer four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Funds' prospectus.

   Effective October 13, 2003, Liberty Large Company Index Fund, Liberty Small Company Index Fund and Liberty U.S. Treasury Index Fund were renamed Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund. Also on this date the Liberty Funds Trust V was renamed Columbia Funds Trust V.

   Each Fund is the successor to a separate series of The Galaxy Fund II ("Galaxy II"), a Massachusetts business trust organized on February 22, 1990. The series of Galaxy II, to which the Funds succeeded, were reorganized as a separate series of the Trust and Class Z shares of the Funds were issued in exchange for existing shares of the Galaxy II Funds.

   As of the end of business on December 6, 2002, the Galaxy II Large Company Index Fund, previously part of Galaxy II, was reorganized as Liberty Large Company Index Fund, Class Z shares.

   As of the end of business on November 22, 2002, the Galaxy II Small Company Index Fund, previously part of Galaxy II, was reorganized as Liberty Small Company Index Fund, Class Z shares.

   As of the end of business on November 22, 2002, the Galaxy II U.S. Treasury Index Fund, previously part of Galaxy II, was reorganized as Liberty U.S. Treasury Index Fund, Class Z shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

   PORTFOLIO VALUATION: Listed investment securities are valued by an independent pricing service approved by the Board of Trustees at the last quoted sale price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the closing bid price in the principal market where such securities trade. U.S. Government securities (other than short-term investments) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

   Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Investments in other investment companies are valued at net asset value.

   FUTURES CONTRACTS: Large Company Index and Small Company Index may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to establish and maintain a position. Subsequent payments made or received by the Funds based on the daily change in the market value of the position are recorded as unrealized gains or losses until the contract is closed out, at which time the gains or losses are realized. At September 30, 2003, the Funds had no outstanding futures contracts.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased, sold or mature. Net realized gains or losses on sales of securities are determined on the identified cost method. Interest income and expenses are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premium and discount are being amortized and accreted, respectively, on all debt securities. Awards from litigation are recorded as a reduction of cost if the Funds still hold the affected securities on the payment date. If the Funds no longer hold the affected securities, the proceeds are recorded as realized gains.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly for U.S. Treasury Index, declared and paid annually for Large Company Index and Small Company Index. Net realized capital gains for each of the Funds, if any, are distributed at least annually. Income dividends and capital gain dividends are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

   DETERMINATION OF CLASS NET ASSET VALUES: All income, expenses (other than class specific fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis, based on net assets, for purposes of determining the net asset value of each class.

   FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of their taxable income, no federal income tax has been accrued.

   REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

NOTE 3. FEDERAL TAX INFORMATION

   Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

   The following capital loss carryforwards determined as of March 31, 2003, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

YEAR OF                LARGE COMPANY   SMALL COMPANY   U.S. TREASURY
EXPIRATION                INDEX *          INDEX           INDEX
----------                -------          -----           -----
2008.................   $1,010,222      $       --      $       --
2009.................           --              --       1,399,897
2011.................           --       2,374,856              --

* The capital loss carryforward of the Large Company Index was acquired in connection with the reorganization of the Pillar Funds into Galaxy Funds II. These carryforwards are subject to the limitations of Internal Revenue Code section 383.

   Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

NOTE 4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

   On April 1, 2003, Fleet Investment Advisors Inc., the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Funds. The merger did not change the way the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds.

   Columbia provides advisory services to the Funds pursuant to an advisory agreement for a fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Funds.

   Effective July 1, 2003, the advisor waived the advisory fee by 0.06% of the average daily net assets of Large Company Index. This waiver has been removed effective November 1, 2003.

   Columbia also provides administrative services to the Funds, pursuant to an administrative services agreement. Columbia pays all expenses of the Funds, except the fees and expenses of the Trustees who are not interested persons, brokerage fees and commissions, interest on borrowings, taxes, distribution and service fees, annual sub-account fees payable with respect to shares of the Funds held by defined contribution plans, and such extraordinary, non-recurring expenses as may arise, including litigation. For its services as administrator, Columbia receives a fee at an annual rate of 0.30% of the average daily net assets of each Fund.

   Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Funds' principal underwriter. Effective October 13, 2003, Liberty Funds Distributor, Inc. changed its name to Columbia Funds Distributor, Inc. During the six months ended September 30, 2003, the Distributor retained net underwriting discounts of $4,293, $63 and $3,600, on sales of Class A shares of Large Company Index, Small Company Index, and U.S. Treasury Index, respectively. For Large Company Index the Distributor received CDSC of $862, $3,437 and $86 for Class A, Class B and Class C redemptions, respectively. For Small Company Index, the Distributor received CDSC of $290 for Class B redemptions. For U.S. Treasury Index, the Distributor received CDSC of $784 and $581 on Class B and Class C redemptions, respectively.

   The Funds have adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the 12b-1 fees of the U.S. Treasury Index Class C shares so that these fees do not exceed 0.85% annually of the average daily net assets attributable to Class C shares.

   The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

   The Trust may enter into agreements with one or more entities, including the Administrator and affiliates of the Investment Advisor, pursuant to which such entities agree to perform certain subaccount and administrative functions ("Sub-Account Services") on a per account basis with respect to Class Z shares of the Funds held by defined contribution plans. Such entities are compensated by the Funds for the Sub-Account Services. For the six months ended September 30, 2003, the Administrator reimbursed subaccount service fees in the amount of $35,414 and $9,016 for Large Company Index and U.S. Treasury Index Class Z shares, respectively.

   Each Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

   The Funds' Independent Trustees may participate in a deferred compensation plan, which may be terminated at any time.

NOTE 5. SHARES OF BENEFICIAL INTEREST

   The Trust's Declaration of Trust authorizes the Funds to issue an unlimited number of shares of beneficial interest, with a $0.001 par value per share.

NOTE 6. SECURITIES TRANSACTIONS

   The cost of purchases and the proceeds from sales of securities (excluding short-term investments) for the six months ended September 30, 2003 for each Fund were as follows:

                                              U.S. GOVERNMENT
                                                SECURITIES
                                         -------------------------
                                          PURCHASES       SALES
                                          ---------       -----
U.S. Treasury Index....................  $50,370,787   $48,987,502

                                            OTHER INVESTMENT
                                               SECURITIES
                                        -------------------------
                                         PURCHASES       SALES
                                         ---------       -----
Large Company Index...................  $69,502,429   $35,281,402
Small Company Index...................   17,160,245    23,203,737

   Unrealized appreciation (depreciation) at September 30, 2003, based on cost of investments for federal income tax purposes, was:

                               GROSS           GROSS             NET
                             UNREALIZED      UNREALIZED       UNREALIZED
                            APPRECIATION   (DEPRECIATION)    APPRECIATION
                            ------------   --------------    ------------
Large Company Index.......  $174,156,009   $(166,112,941)     $8,043,068
Small Company Index.......    62,906,076     (45,787,563)     17,118,513
U.S. Treasury Index.......     7,486,343        (513,443)      6,972,900

NOTE 7. LINE OF CREDIT

   Prior to each Fund's merger into the Trust, the Funds and other Galaxy funds participated in a $150,000,000 credit facility, which was used for temporary or emergency purposes to facilitate portfolio liquidity. Interest was charged to a Fund based on its borrowings. In addition, each Fund paid commitment fees on its pro-rata portion of the line of credit. The commitment fees are included in "Miscellaneous" on the Statement of Operations. Following the merger into the Trust, the Funds participated in a $200,000,000 credit facility with other Liberty Funds. On April 26, 2003, the Funds entered into a new $350,000,000 credit facility with other Liberty Funds, pursuant to similar terms and conditions. For the six months ended September 30, 2003, the Funds did not borrow under these agreements.

NOTE 8. FINANCIAL INSTRUMENTS

   Large Company Index and Small Company Index may enter into stock index futures contracts that are traded on a national exchange. These Funds will enter into stock index futures contracts only for bona fide hedging purposes or as otherwise permitted by the Commodities Futures Trading Commission ("CFTC"). If permitted, these Funds may use stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a stock index futures contract is priced more attractively than the securities in the underlying index. A Fund will segregate assets to cover its commitments on purchased futures contracts.

   Risks associated with using financial instruments such as futures as a hedge include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or the inability of counterparties to perform under the terms of the contract.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRANSFER AGENT

                            IMPORTANT INFORMATION ABOUT THIS REPORT
                            The Transfer Agent for Columbia Index
                            Funds is:

                            Columbia Funds Services, Inc.
                            P.O. Box 8081
                            Boston, MA 02266-8081

                            Please note our new name as of October 13, 2003.

                            The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

                            This report has been prepared for
                            shareholders of Columbia Index Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

                            A description of the policies and
                            procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 1-800-345-6611 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

                            Semiannual Report:
                            Columbia Index Funds

Columbia Index Funds  SEMIANNUAL REPORT, SEPTEMBER 30, 2003         PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
[COLUMBIAFUNDS LOGO]                                               Holliston, MA
                                                                   Permit NO. 20
A Member of Columbia Management Group

(c) 2003 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611   www.columbiafunds.com




                                                 IF-03/579P-0903 (11/03) 03/8259

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable at this time.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Columbia Funds Trust V
            ---------------------------------------------------------

By (Signature and Title)  /s/ Joseph R. Palombo
                         --------------------------------------------
                         Joseph R. Palombo, President

Date   November 25, 2003
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, tis report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph R. Palombo
                         --------------------------------------------
                         Joseph R. Palombo, President

Date   November 25, 2003
     ----------------------------------------------------------------

By (Signature and Title)  /s/ J. Kevin Connaughton
                         --------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date   November 25, 2003
     ----------------------------------------------------------------